UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

                      Limited Term New York Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Limited Term New York Municipal Fund

                                                                                                     Effective
      Principal                                                                                       Maturity
         Amount                                                    Coupon            Maturity     (Unaudited)*               Value
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MUNICIPAL BONDS AND NOTES--99.6%
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NEW YORK--85.8%
$       785,000     Albany County Airport Authority                 5.300%         12/15/2009       12/15/2007 1   $       849,080
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         60,000     Albany County Airport Authority                 5.300          12/15/2015 7     12/15/2009 1            64,536
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         90,000     Albany County Airport Authority                 5.375          12/15/2017       12/15/2007 1            97,034
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      2,260,000     Albany County Airport Authority                 5.500          12/15/2019 7     12/15/2009 1         2,454,744
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          5,000     Albany GO                                       7.000          01/15/2010       01/01/2005 1             5,022
-----------------------------------------------------------------------------------------------------------------------------------
        250,000     Albany Hsg. Authority                           6.250          10/01/2012 7     10/01/2007 1           260,470
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Albany IDA (Albany Law School)                  5.750          10/01/2030       10/01/2010 1           108,834
-----------------------------------------------------------------------------------------------------------------------------------
        220,000     Albany IDA (Albany Medical Center)              5.600          05/01/2005       05/01/2005             221,276
-----------------------------------------------------------------------------------------------------------------------------------
      5,335,000     Albany IDA (Charitable Leadership)              5.500          07/01/2011       07/13/2010 2         5,746,862
-----------------------------------------------------------------------------------------------------------------------------------
      8,810,000     Albany IDA (Charitable Leadership)              6.000          07/01/2019 7     07/01/2013 1         9,491,542
-----------------------------------------------------------------------------------------------------------------------------------
      2,660,000     Albany IDA (Daughters of Sarah
                    Nursing Home)                                   5.250          10/20/2021       04/20/2012 1         2,845,482
-----------------------------------------------------------------------------------------------------------------------------------
      1,590,000     Albany IDA (H. Johnson Office Park)             4.750          03/01/2018 7     03/01/2008 3         1,590,429
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     Albany IDA (Port of Albany)                     6.250          02/01/2005       02/01/2005              34,982
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     Albany IDA (University Heights-
                    Albany Law School)                              6.750          12/01/2019 7     12/01/2009 1           147,271
-----------------------------------------------------------------------------------------------------------------------------------
      1,655,000     Albany IDA (University Heights-
                    Albany Pharmacy)                                6.750          12/01/2019 7     12/01/2009 1         1,911,293
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     Albany IDA (University Heights-
                    Albany Pharmacy)                                6.750          12/01/2029 7     12/01/2009 1            45,384
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     Albany Municipal Water
                    Finance Authority                               5.000          12/01/2015       06/01/2008 1         2,134,700
-----------------------------------------------------------------------------------------------------------------------------------
      3,865,000     Albany Municipal Water
                    Finance Authority                               5.250          12/01/2016       06/01/2008 1         4,189,351
-----------------------------------------------------------------------------------------------------------------------------------
      1,935,000     Albany Municipal Water
                    Finance Authority                               5.250          12/01/2017       06/01/2008 1         2,097,385
-----------------------------------------------------------------------------------------------------------------------------------
      2,915,000     Albany Municipal Water
                    Finance Authority                               5.250          12/01/2020       06/01/2008 1         3,122,082
-----------------------------------------------------------------------------------------------------------------------------------
      3,235,000     Albany Municipal Water
                    Finance Authority                               5.250          12/01/2022       06/01/2008 1         3,464,814
-----------------------------------------------------------------------------------------------------------------------------------
      2,590,000     Albany Municipal Water
                    Finance Authority                               5.250          12/01/2023       06/01/2008 1         2,773,994
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         20,000     Albany Parking Authority                        0.000 8        09/15/2005       09/15/2005              19,536
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     Albany Parking Authority                        5.625          07/15/2020 7     07/15/2012 1         2,149,300
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     Albany Parking Authority                        5.625          07/15/2025 7     07/15/2012 1         1,056,020
-----------------------------------------------------------------------------------------------------------------------------------
        140,000     Allegany County IDA (Houghton
                    College)                                        5.000          01/15/2010       01/15/2008 1           147,942
-----------------------------------------------------------------------------------------------------------------------------------
      4,380,000     Allegany County IDA (Houghton
                    College)                                        5.250          01/15/2018       01/15/2010 1         4,528,526
-----------------------------------------------------------------------------------------------------------------------------------
      2,505,000     Amherst IDA (Daemen College)                    5.750          10/01/2011       12/21/2008 2         2,758,406
-----------------------------------------------------------------------------------------------------------------------------------
        490,000     Amherst IDA (Faculty-Student Assoc.
                    of SUNY at Buffalo)                             5.750          04/01/2016       04/01/2012 1           528,637
-----------------------------------------------------------------------------------------------------------------------------------
        420,000     Amherst IDA (Faculty-Student Assoc.
                    of SUNY at Buffalo)                             5.750          04/01/2017 7     04/01/2012 1           451,731
-----------------------------------------------------------------------------------------------------------------------------------
        855,000     Andpress HDC (Andpress Plaza)                   6.600          01/15/2023 7     02/15/2005 1           855,915
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     Arlington Central School District               5.000          12/15/2015       12/15/2009 1            55,664
-----------------------------------------------------------------------------------------------------------------------------------
      1,380,000     Arlington Central School District               5.000          12/15/2020       12/15/2012 1         1,470,197
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     Arlington Central School District               5.625          05/15/2022       05/15/2007 1            11,331
-----------------------------------------------------------------------------------------------------------------------------------
      6,940,000     Babylon IDA (WSNCHS East, Inc.)                 6.500          08/01/2019 7     08/01/2010 1         8,104,393
-----------------------------------------------------------------------------------------------------------------------------------
        320,000     Battery Park City Authority                     5.650          12/01/2013 7     12/01/2004 1           322,915
-----------------------------------------------------------------------------------------------------------------------------------
      2,405,000     Battery Park City Authority                     5.750          06/01/2023 7     12/01/2004 1         2,427,559
-----------------------------------------------------------------------------------------------------------------------------------
        390,000     Blauvelt Volunteer Fire Company                 6.000          10/15/2008       11/16/2006 2           388,662
-----------------------------------------------------------------------------------------------------------------------------------
        885,000     Brookhaven IDA (Alternatives for Children)      7.000          02/01/2013       07/09/2009 2           905,010
-----------------------------------------------------------------------------------------------------------------------------------
      1,545,000     Brookhaven IDA (Dowling College)                6.500          11/01/2012       11/01/2012           1,539,623
-----------------------------------------------------------------------------------------------------------------------------------
        590,000     Brookhaven IDA (Stony Brook Foundation)         5.750          11/01/2008       12/11/2006 2           625,577
-----------------------------------------------------------------------------------------------------------------------------------
        415,000     Broome County COP                               5.250          04/01/2022 7     04/01/2005 1           424,404
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        440,000     Buffalo & Fort Erie Public Bridge Authority     5.750          01/01/2025       01/01/2005 1           448,052
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     Buffalo & Fort Erie Public Bridge Authority     6.000          01/01/2015       01/01/2005 1            20,408
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        375,000     Capital District Youth Center                   6.000          02/01/2017       02/01/2007 1           398,254
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     Carnegie Redevelopment Corp. 9                  6.250          09/01/2005       09/01/2005             199,494
-----------------------------------------------------------------------------------------------------------------------------------
      1,550,000     Carnegie Redevelopment Corp. 9                  6.500          09/01/2011       05/17/2009 2         1,529,091
-----------------------------------------------------------------------------------------------------------------------------------
        435,000     Cattaraugus County IDA (Jamestown
                    Community College)                              6.000          07/01/2012 7     07/01/2010 1           483,711
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      1,075,000     Chautaugua County Tobacco Asset
                    Securitization Corp.                            6.250          07/01/2016       07/01/2012 1         1,084,385
-----------------------------------------------------------------------------------------------------------------------------------
      1,840,000     Chautauqua County Tobacco Asset
                    Securitization Corp.                            6.000          07/01/2012       03/30/2009 4         1,885,006
-----------------------------------------------------------------------------------------------------------------------------------
      3,440,000     Chautauqua County Tobacco Asset
                    Securitization Corp.                            6.500          07/01/2024       07/01/2012 1         3,471,820
-----------------------------------------------------------------------------------------------------------------------------------
     18,160,000     Chautauqua County Tobacco Asset
                    Securitization Corp.                            6.750          07/01/2040       07/01/2012 1        18,491,420
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000     Clarence IDA (Bristol Village)                  6.000          01/20/2044       01/20/2013 1         2,690,650
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Clifton Park GO                                 5.100          02/01/2011       02/01/2005 1           100,582
-----------------------------------------------------------------------------------------------------------------------------------
        245,000     Clifton Springs Hospital & Clinic               7.000          01/01/2005       01/01/2005             245,000
-----------------------------------------------------------------------------------------------------------------------------------
      4,195,000     Cortland County IDA (Cortland
                    Memorial Hospital)                              5.625          07/01/2024 7     07/01/2012 1         4,543,269
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     Dutchess County GO                              5.375          03/15/2014       03/15/2006 1            32,063
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     Dutchess County IDA (Bard College)              7.000          11/01/2017 7     11/01/2004 1         1,024,060
-----------------------------------------------------------------------------------------------------------------------------------
      5,205,000     Dutchess County IDA (Marist College)            5.150          07/01/2017       07/01/2013 1         5,528,803
-----------------------------------------------------------------------------------------------------------------------------------
      2,735,000     Dutchess County IDA (Vassar
                    Brothers Hospital)                              6.500          04/01/2020 7     04/01/2010 1         2,990,367
-----------------------------------------------------------------------------------------------------------------------------------
        515,000     East Rochester Hsg. Authority
                    (Gates Senior Hsg.)                             5.200          04/20/2021       10/20/2013 1           530,275
-----------------------------------------------------------------------------------------------------------------------------------
      2,800,000     East Rochester Hsg. Authority (Rochester
                    St. Mary's Residence Facility)                  5.375          12/20/2022 7     12/20/2015 1         2,998,520
-----------------------------------------------------------------------------------------------------------------------------------
        550,000     East Rochester Hsg. Authority (St. John's
                    Meadows)                                        5.750          08/01/2037 7     08/01/2009 1           600,314
-----------------------------------------------------------------------------------------------------------------------------------
        210,000     East Syracuse Hsg. Authority (Bennett
                    Manor Associates)                               6.700          04/01/2021       04/01/2010 1           232,159
-----------------------------------------------------------------------------------------------------------------------------------
        470,000     Erie County GO                                  5.500          06/15/2025       06/15/2005 1           485,980
-----------------------------------------------------------------------------------------------------------------------------------
      2,510,000     Erie County GO                                  5.625          06/15/2020       06/15/2005 1         2,613,487
-----------------------------------------------------------------------------------------------------------------------------------
      2,090,000     Erie County IDA (Medaille College)              6.875          10/01/2013       12/20/2009 2         2,133,514
-----------------------------------------------------------------------------------------------------------------------------------
        605,000     Erie County IDA (Medaille College)              7.250          11/01/2010       02/09/2008 2           620,905
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Erie County Tobacco Asset Securitization
                    Corp.                                           5.500          07/15/2012       07/15/2011 1            25,005
-----------------------------------------------------------------------------------------------------------------------------------
        665,000     Erie County Tobacco Asset Securitization
                    Corp.                                           5.750          07/15/2013       07/15/2011 1           668,830
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     Erie County Tobacco Asset Securitization
                    Corp.                                           5.750          07/15/2014       07/15/2014             497,920
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Erie County Tobacco Asset Securitization
                    Corp.                                           5.750          07/15/2015       07/15/2015              98,766
-----------------------------------------------------------------------------------------------------------------------------------
      7,925,000     Erie County Tobacco Asset Securitization
                    Corp.                                           6.000          07/15/2020       09/16/2010 4         7,943,862
-----------------------------------------------------------------------------------------------------------------------------------
        620,000     Erie County Tobacco Asset Securitization
                    Corp.                                           6.125          07/15/2030       06/07/2020 2           598,914
-----------------------------------------------------------------------------------------------------------------------------------
     16,825,000     Erie County Tobacco Asset Securitization
                    Corp.                                           6.500          07/15/2024       07/15/2011 1        17,001,999
-----------------------------------------------------------------------------------------------------------------------------------
      3,025,000     Erie County Tobacco Asset Securitization
                    Corp.                                           6.750          07/15/2040 7     07/15/2011 1         3,081,356
-----------------------------------------------------------------------------------------------------------------------------------
      1,250,000     Essex County IDA (International Paper
                    Company)                                        5.800          12/01/2019       12/01/2007 1         1,292,288
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Fairport GO                                     5.000          05/15/2006       11/15/2004 1            25,062
-----------------------------------------------------------------------------------------------------------------------------------
      1,090,000     Franklin County IDA COP                         8.125          08/01/2006       04/27/2006 2         1,090,632
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     Grand Central BID (Grand Central
                    District Management)                            5.000          01/01/2021       01/01/2014 1         1,050,180
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     Grand Central BID (Grand Central
                    District Management)                            5.000          01/01/2022       01/01/2014 1           521,990
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     Green Island Power Authority                    5.750          01/01/2009       01/01/2005 1            30,147
-----------------------------------------------------------------------------------------------------------------------------------
        740,000     Hamilton EHC (Hamilton Apartments)             11.250          01/01/2015 7     11/01/2004 1           746,283
-----------------------------------------------------------------------------------------------------------------------------------
      1,700,000     Hempstead IDA (Adelphi University)              5.750          06/01/2022 7     06/01/2012 1         1,876,409
-----------------------------------------------------------------------------------------------------------------------------------
        165,000     Hempstead IDA (Bristal Gardens)                 7.000          11/01/2013       11/01/2011 2           164,939
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     Hempstead IDA (Bristal Gardens)                 7.000          11/01/2013       11/01/2009 1           230,076
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     Hempstead IDA (Bristal Gardens)                 7.000          11/01/2013       11/01/2009 1           230,076
-----------------------------------------------------------------------------------------------------------------------------------
        320,000     Hempstead IDA (Bristal Gardens)  10             7.000          11/01/2013       08/24/2010 2           326,525
-----------------------------------------------------------------------------------------------------------------------------------
      2,050,000     Herkimer County IDA (Burrows Paper) 9           8.000          01/01/2009       02/15/2007 2         2,011,276
-----------------------------------------------------------------------------------------------------------------------------------
        775,000     Herkimer County IDA (College Foundation)        5.850          11/01/2010       01/25/2008 2           843,231
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      1,910,000     Herkimer Hsg. Authority                         7.150          03/01/2011       09/01/2006 1         1,928,699
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     Hudson HDC (Providence Hall-Schuyler
                    Court)                                          6.400          07/01/2012 7     01/01/2005 1            15,027
-----------------------------------------------------------------------------------------------------------------------------------
      2,340,000     Hudson HDC (Providence Hall-Schuyler
                    Court)                                          6.500          01/01/2025 7     01/01/2005 1         2,381,371
-----------------------------------------------------------------------------------------------------------------------------------
        230,000     Hudson IDA (Have, Inc.)                         7.125          12/01/2007       07/11/2006 2           226,877
-----------------------------------------------------------------------------------------------------------------------------------
        440,000     Hudson IDA (Hudson Fabrics)                     6.000          11/01/2012       05/27/2009 2           440,607
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         25,000     Islip Res Rec                                   6.500          07/01/2009       07/01/2005 1            26,368
-----------------------------------------------------------------------------------------------------------------------------------
      2,990,000     Islip Res Rec, Series E                         5.625          07/01/2017       07/01/2014 1         3,315,611
-----------------------------------------------------------------------------------------------------------------------------------
      1,175,000     Islip Res Rec, Series E                         5.750          07/01/2019       07/01/2014 1         1,305,801
-----------------------------------------------------------------------------------------------------------------------------------
      2,645,000     Jamestown Hsg. Authority                        6.125          07/01/2010       03/24/2008 2         2,614,503
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      1,000,000     Kenmore Hsg. Authority (Suny At Buffalo)        5.500          08/01/2024       08/01/2011 1         1,065,170
-----------------------------------------------------------------------------------------------------------------------------------
     10,500,000     L.I.  Power Authority                           5.750          12/01/2024 7     06/01/2008 1        11,487,735
-----------------------------------------------------------------------------------------------------------------------------------
      7,390,000     L.I.  Power Authority, Series A                 5.000          12/01/2015       06/01/2008 1         7,953,857
-----------------------------------------------------------------------------------------------------------------------------------
     14,765,000     L.I.  Power Authority, Series A                 5.000          12/01/2018       06/01/2008 1        15,891,570
-----------------------------------------------------------------------------------------------------------------------------------
      5,095,000     L.I.  Power Authority, Series A                 5.125          12/01/2016       06/01/2008 1         5,518,649
-----------------------------------------------------------------------------------------------------------------------------------
        270,000     L.I.  Power Authority, Series A                 5.125          12/01/2022 7     06/01/2008 1           286,813
-----------------------------------------------------------------------------------------------------------------------------------
      4,370,000     L.I.  Power Authority, Series A                 5.250          12/01/2026 7     06/01/2010 1         4,479,163
-----------------------------------------------------------------------------------------------------------------------------------
     16,680,000     L.I.  Power Authority, Series A                 5.250          12/01/2026       06/01/2008 1        17,544,024
-----------------------------------------------------------------------------------------------------------------------------------
      7,000,000     L.I.  Power Authority, Series A                 5.250          12/01/2026       06/01/2008 1         7,362,600
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     L.I.  Power Authority, Series A                 5.300          12/01/2019       06/01/2008 1            49,293
-----------------------------------------------------------------------------------------------------------------------------------
     12,365,000     L.I.  Power Authority, Series C                 5.500          09/01/2020       03/01/2008 1        12,825,720
-----------------------------------------------------------------------------------------------------------------------------------
      3,950,000     Lockport HDC                                    6.000          10/01/2018 7     10/01/2009 1         4,032,753
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     Lowville GO                                     7.200          09/15/2007       09/15/2007              84,449
-----------------------------------------------------------------------------------------------------------------------------------
        610,000     Madison County IDA (Morrisville College)        6.750          07/01/2007       10/30/2005 2           622,231
-----------------------------------------------------------------------------------------------------------------------------------
      2,260,000     Madison County IDA (Oneida
                    Healthcare Center)                              5.500          02/01/2016       02/01/2011 1         2,455,626
-----------------------------------------------------------------------------------------------------------------------------------
        190,000     Medina Hsg. Corp.                               8.250          08/15/2011 7     02/15/2005 1           190,416
-----------------------------------------------------------------------------------------------------------------------------------
        605,000     Middletown IDA (Southwinds
                    Retirement Home)                                5.875          03/01/2007       03/16/2006 2           596,609
-----------------------------------------------------------------------------------------------------------------------------------
      5,640,000     Monroe County COP                               8.050          01/01/2011 7     01/01/2005 1         5,879,418
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     Monroe County GO                                5.600          12/01/2013       12/01/2004 1            78,746
-----------------------------------------------------------------------------------------------------------------------------------
        695,000     Monroe County IDA (Canal Ponds)                 7.000          06/15/2013 7     12/15/2004 1           701,936
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Monroe County IDA (Collegiate
                    Hsg. Foundation - RIT)                          5.000          04/01/2010       04/01/2009 1            25,427
-----------------------------------------------------------------------------------------------------------------------------------
        610,000     Monroe County IDA (Dayton Rogers
                    Manufacturing)                                  5.850          12/01/2006       12/15/2005 2           595,580
-----------------------------------------------------------------------------------------------------------------------------------
      1,285,000     Monroe County IDA (DePaul Community
                    Facilities)                                     6.500          02/01/2024 7     02/01/2005 1         1,308,220
-----------------------------------------------------------------------------------------------------------------------------------
        590,000     Monroe County IDA (DePaul Properties)           5.900          09/01/2007       09/16/2006 2           575,840
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     Monroe County IDA (Jewish Home of
                    Rochester Senior Hsg.)                          5.800          04/01/2005       04/01/2005              60,484
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     Monroe County IDA (Jewish Home of
                    Rochester Senior Hsg.)                          5.900          04/01/2006       04/01/2006              66,442
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     Monroe County IDA (Jewish Home of
                    Rochester Senior Hsg.)                          6.100          04/01/2008       04/01/2007 1            78,416
-----------------------------------------------------------------------------------------------------------------------------------
        110,000     Monroe County IDA (Jewish Home of
                    Rochester Senior Hsg.)                          6.200          04/01/2009       04/01/2007 1           114,881
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Monroe County IDA (Nazareth College
                    of Rochester)                                   5.250          04/01/2018       04/01/2008 1           108,800
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     Monroe County IDA (Nazareth College
                    of Rochester)                                   5.250          10/01/2021       10/01/2011 1            80,745
-----------------------------------------------------------------------------------------------------------------------------------
        805,000     Monroe County IDA (Piano Works)                 6.625          11/01/2006       11/16/2005 2           806,908
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     Monroe County IDA (West End Business)           6.750          12/01/2004       12/01/2004              35,029
-----------------------------------------------------------------------------------------------------------------------------------
        250,000     Monroe County Tobacco Asset
                    Securitization Corp.                            5.875          06/01/2014       06/01/2011 1           250,933
-----------------------------------------------------------------------------------------------------------------------------------
     18,155,000     Monroe County Tobacco Asset
                    Securitization Corp.                            6.150          06/01/2025       04/22/2010 2        17,830,389
-----------------------------------------------------------------------------------------------------------------------------------
     11,165,000     Monroe County Tobacco Asset
                    Securitization Corp.                            6.375          06/01/2019 7     06/01/2011 1        11,247,956
-----------------------------------------------------------------------------------------------------------------------------------
      4,895,000     Monroe County Tobacco Asset
                    Securitization Corp.                            6.375          06/01/2035       08/22/2021 2         4,881,343
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000     Monroe County Tobacco Asset
                    Securitization Corp.                            6.625          06/01/2042 7     06/01/2011 1         3,035,010
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     Monroe County Water Authority                   5.250          08/01/2011       02/01/2005 1            20,158
-----------------------------------------------------------------------------------------------------------------------------------
        285,000     Monroe Newpower Corp.                           4.500          01/01/2011       10/01/2010 2           295,673
-----------------------------------------------------------------------------------------------------------------------------------
        155,000     Monroe Newpower Corp.                           4.700          01/01/2012       10/01/2011 2           162,062
-----------------------------------------------------------------------------------------------------------------------------------
        410,000     Monroe Newpower Corp.                           4.800          01/01/2013       10/01/2012 2           429,020
-----------------------------------------------------------------------------------------------------------------------------------
      7,800,000     Monroe Newpower Corp.                           6.375          01/01/2024       07/01/2009 1         8,429,928
-----------------------------------------------------------------------------------------------------------------------------------
        730,000     Montgomery County IDA (ASMF) 9,11,12            6.500          01/15/2005       01/15/2005              72,489
-----------------------------------------------------------------------------------------------------------------------------------
        280,000     Mount Vernon IDA (Kings Court)                  5.125          12/01/2023       12/01/2015 1           288,022
-----------------------------------------------------------------------------------------------------------------------------------
        975,000     Mount Vernon IDA (Macedonia Towers)             5.125          12/01/2023       12/01/2015 1         1,002,934
-----------------------------------------------------------------------------------------------------------------------------------
        375,000     Mount Vernon IDA (Meadowview)                   6.000          06/01/2009       07/14/2007 2           378,450
-----------------------------------------------------------------------------------------------------------------------------------
        270,000     Mount Vernon IDA (Section 8), Series A          3.250          12/01/2007       12/01/2007             266,906
-----------------------------------------------------------------------------------------------------------------------------------
        280,000     Mount Vernon IDA (Section 8), Series A          3.500          06/01/2008       06/01/2008             276,335
-----------------------------------------------------------------------------------------------------------------------------------
      5,275,000     Mount Vernon IDA (Section 8), Series A          5.250          12/01/2014 7     06/01/2008 1         5,409,407
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     MTA Commuter Facilities (Grand
                    Central Terminal)                               5.500          07/01/2012       07/01/2005 5            31,145
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     MTA Commuter Facilities, Series 7               5.625          07/01/2016 7     01/01/2005 1            25,253
-----------------------------------------------------------------------------------------------------------------------------------
      6,600,000     MTA Commuter Facilities, Series A               6.500          07/01/2016       07/01/2007 5         7,396,092
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     MTA Commuter Facilities, Series B               5.000          07/01/2017       07/01/2009 5            10,908
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     MTA Commuter Facilities, Series D               5.000          07/01/2016       07/01/2007 5             5,407
-----------------------------------------------------------------------------------------------------------------------------------
        185,000     MTA Service Contract, Series 3                  7.375          07/01/2008       02/01/2007 2           205,574
-----------------------------------------------------------------------------------------------------------------------------------
      8,500,000     MTA Service Contract, Series A                  5.125          01/01/2024       07/01/2012 1         8,841,020
-----------------------------------------------------------------------------------------------------------------------------------
     15,350,000     MTA Service Contract, Series A                  5.750          07/01/2031       07/01/2012 1        17,204,741
-----------------------------------------------------------------------------------------------------------------------------------
      7,135,000     MTA, Series A                                   6.500          07/01/2016       07/01/2007 5         7,995,624
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     MTA, Series B                                   5.000          07/01/2020 7     07/01/2007 1            59,992
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     MTA, Series B-2                                 5.000          07/01/2017       07/01/2007 1         2,181,540
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     MTA, Series E                                   5.500          11/15/2021       11/15/2012 1            56,063
-----------------------------------------------------------------------------------------------------------------------------------
     25,000,000     MTA, Series U                                   5.750          11/15/2032       11/15/2012 1        27,728,250
-----------------------------------------------------------------------------------------------------------------------------------
     15,000,000     Municipal Assistance Corp. for
                    New York, NY                                    6.000          07/01/2008       07/01/2007 1        16,807,050
-----------------------------------------------------------------------------------------------------------------------------------
      1,350,000     Nassau County GO                                5.125          03/01/2014       03/01/2006 1         1,448,604
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     Nassau County GO                                6.375          05/15/2013       11/15/2004 1            20,113
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     Nassau County GO                                6.375          05/15/2014       11/15/2004 1            10,425
-----------------------------------------------------------------------------------------------------------------------------------
        710,000     Nassau County GO Combined Sewer
                    Districts, Series F                             7.000          03/01/2015       03/01/2010 1           852,036
-----------------------------------------------------------------------------------------------------------------------------------
        720,000     Nassau County GO Combined Sewer
                    Districts, Series F                             7.000          03/01/2016       03/01/2010 1           864,036
-----------------------------------------------------------------------------------------------------------------------------------
        730,000     Nassau County GO Combined Sewer
                    Districts, Series F                             7.000          03/01/2017       03/01/2010 1           876,037
-----------------------------------------------------------------------------------------------------------------------------------
        740,000     Nassau County GO Combined Sewer
                    Districts, Series F                             7.000          03/01/2018       03/01/2010 1           888,037
-----------------------------------------------------------------------------------------------------------------------------------
        745,000     Nassau County GO Combined Sewer
                    Districts, Series F                             7.000          03/01/2019       03/01/2010 1           894,037
-----------------------------------------------------------------------------------------------------------------------------------
         90,000     Nassau County GO Combined Sewer
                    Districts, Series F                             7.000          03/01/2020       03/01/2010 1           107,186
-----------------------------------------------------------------------------------------------------------------------------------
        705,000     Nassau County GO General Improvement,
                    Series F                                        7.000          03/01/2014       03/01/2010 1           842,531
-----------------------------------------------------------------------------------------------------------------------------------
        565,000     Nassau County IDA (ALIA-ACDS)                   7.000          10/01/2016       10/16/2011 4           606,183
-----------------------------------------------------------------------------------------------------------------------------------
      1,100,000     Nassau County IDA (ALIA-ACLD)                   5.750          09/01/2011       12/20/2008 2         1,113,816
-----------------------------------------------------------------------------------------------------------------------------------
        840,000     Nassau County IDA (ALIA-CMA)                    7.000          10/01/2016       10/08/2011 4           901,228
-----------------------------------------------------------------------------------------------------------------------------------
        645,000     Nassau County IDA (ALIA-CRR)                    7.000          10/01/2016       10/23/2011 4           692,014
-----------------------------------------------------------------------------------------------------------------------------------
        140,000     Nassau County IDA (ALIA-FREE)                   7.000          10/01/2016       11/01/2011 1           150,205
-----------------------------------------------------------------------------------------------------------------------------------
        590,000     Nassau County IDA (ALIA-HKSB)                   7.000          10/01/2016       10/04/2011 4           633,005
-----------------------------------------------------------------------------------------------------------------------------------
        290,000     Nassau County IDA (North Shore CFGA)            5.750          05/01/2008       12/01/2006 2           295,133
-----------------------------------------------------------------------------------------------------------------------------------
        845,000     Nassau County IDA (United Cerebral Palsy)       5.750          11/01/2007       05/27/2006 2           844,603
-----------------------------------------------------------------------------------------------------------------------------------
      2,215,000     Nassau County IDA (United Cerebral Palsy)       5.750          11/01/2009       05/15/2007 2         2,181,930
-----------------------------------------------------------------------------------------------------------------------------------
      2,440,000     Nassau County Tobacco Settlement Corp.          5.500          07/15/2013       07/15/2010 1         2,512,614
-----------------------------------------------------------------------------------------------------------------------------------
        615,000     Nassau County Tobacco Settlement Corp.          5.500          07/15/2014       07/15/2005 6           630,154
-----------------------------------------------------------------------------------------------------------------------------------
        645,000     Nassau County Tobacco Settlement Corp.          5.625          07/15/2015       07/15/2006 6           663,337
-----------------------------------------------------------------------------------------------------------------------------------
      3,115,000     Nassau County Tobacco Settlement Corp.          5.700          07/15/2015       07/15/2007 6         3,209,665
-----------------------------------------------------------------------------------------------------------------------------------
        590,000     Nassau County Tobacco Settlement Corp.          5.750          07/15/2016       07/15/2007 6           606,491
-----------------------------------------------------------------------------------------------------------------------------------
      3,550,000     Nassau County Tobacco Settlement Corp.          5.875          07/15/2016       07/15/2008 6         3,656,287
-----------------------------------------------------------------------------------------------------------------------------------
        725,000     Nassau County Tobacco Settlement Corp.          6.000          07/15/2017       07/15/2009 6           746,148
-----------------------------------------------------------------------------------------------------------------------------------
      5,440,000     Nassau County Tobacco Settlement Corp.          6.125          07/15/2018       07/15/2010 1         5,532,045
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     Nassau County Tobacco Settlement Corp.          6.200          07/15/2018       07/15/2010 1           126,956
-----------------------------------------------------------------------------------------------------------------------------------
      2,215,000     Nassau County Tobacco Settlement Corp.          6.250          07/15/2019 7     07/15/2010 1         2,260,474
-----------------------------------------------------------------------------------------------------------------------------------
      4,530,000     Nassau County Tobacco Settlement Corp.          6.250          07/15/2019       07/15/2010 1         4,623,001
-----------------------------------------------------------------------------------------------------------------------------------
      3,610,000     Nassau County Tobacco Settlement Corp.          6.250          07/15/2020       07/15/2010 1         3,666,424
-----------------------------------------------------------------------------------------------------------------------------------
      4,125,000     Nassau County Tobacco Settlement Corp.          6.250          07/15/2020 7     07/15/2010 1         4,189,474
-----------------------------------------------------------------------------------------------------------------------------------
      2,240,000     Nassau County Tobacco Settlement Corp.          6.250          07/15/2021       07/15/2010 1         2,275,011
-----------------------------------------------------------------------------------------------------------------------------------
      4,925,000     Nassau County Tobacco Settlement Corp.          6.300          07/15/2021       07/15/2010 1         5,013,896
-----------------------------------------------------------------------------------------------------------------------------------
      1,320,000     Nassau County Tobacco Settlement Corp.          6.300          07/15/2022       07/15/2010 1         1,341,886
-----------------------------------------------------------------------------------------------------------------------------------
     18,485,000     Nassau County Tobacco Settlement Corp.          6.400          07/15/2033       07/15/2010 1        18,817,545
-----------------------------------------------------------------------------------------------------------------------------------
     15,050,000     Nassau County Tobacco Settlement Corp.          6.500          07/15/2027       07/15/2010 1        15,393,441
-----------------------------------------------------------------------------------------------------------------------------------
     48,000,000     Nassau County Tobacco Settlement Corp.          6.600          07/15/2039       07/15/2010 1        49,209,120
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     Nassau Healthcare Corp.                         5.750          08/01/2029       08/01/2009 1            77,161
-----------------------------------------------------------------------------------------------------------------------------------
        345,000     Nassau IDA (EBS North Hills LLC)                7.000          11/01/2013       03/28/2010 2           358,562
-----------------------------------------------------------------------------------------------------------------------------------
        160,000     Nassau IDA (EBS North Hills LLC)                7.000          11/01/2013       03/28/2010 2           158,845
-----------------------------------------------------------------------------------------------------------------------------------
        210,000     Nassau IDA (EBS North Hills LLC)                7.000          11/01/2013       03/28/2010 2           208,484
-----------------------------------------------------------------------------------------------------------------------------------
        305,000     Nassau IDA (EBS North Hills LLC)                7.000          11/01/2013       03/28/2010 2           302,801
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     Nassau IDA (EBS North Hills LLC)                7.000          11/01/2013       03/28/2010 2           223,376
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     Nassau IDA (EBS North Hills LLC)                7.000          11/01/2013       03/28/2010 2           223,376
-----------------------------------------------------------------------------------------------------------------------------------
      1,295,000     New Rochelle IDA (College of
                    New Rochelle)                                   5.500          07/01/2019       07/01/2009 1         1,377,893
-----------------------------------------------------------------------------------------------------------------------------------
        505,000     New Rochelle Municipal Hsg.
                    Authority, Series A                             5.000          12/01/2008       01/05/2007 2           534,027
-----------------------------------------------------------------------------------------------------------------------------------
      5,115,000     New Rochelle Municipal Hsg.
                    Authority, Series A                             5.550          12/01/2014       12/01/2008 5         5,867,468
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     New Rochelle Municipal Hsg.
                    Authority, Series B                             6.500          12/01/2014       12/01/2008 5            98,720
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     Newark-Wayne Community Hospital                 5.600          01/15/2008       01/15/2005 1            35,363
-----------------------------------------------------------------------------------------------------------------------------------
      1,675,000     Newark-Wayne Community Hospital                 7.600          09/01/2015       05/23/2011 2         1,652,924
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     Newburgh GO                                     7.600          04/01/2008       04/01/2005 1            61,772
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000     Newburgh IDA (Bourne & Kenney
                    Redevelopment Company)                          5.650          08/01/2020 7     08/01/2009 1         1,587,405
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Niagara County GO                               5.875          07/15/2009       01/01/2005 1            25,797
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     Niagara County Ida (American
                    Ref-fuel Company)                               5.550          11/15/2024       11/15/2011 1           160,295
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000     Niagara County IDA (Solid Waste Disposal)       5.450          11/15/2025       11/15/2011 1         5,402,300
-----------------------------------------------------------------------------------------------------------------------------------
      7,075,000     Niagara County IDA (Solid Waste Disposal)       5.550          11/15/2024       11/15/2011 1         7,583,622
-----------------------------------------------------------------------------------------------------------------------------------
      9,850,000     Niagara County IDA (Solid Waste Disposal)       5.625          11/15/2024       11/15/2012 1        10,540,485
-----------------------------------------------------------------------------------------------------------------------------------
        170,000     Niagara County Tobacco Asset
                    Securitization Corp.                            5.375          05/15/2018       05/15/2009 6           157,461
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Niagara County Tobacco Asset
                    Securitization Corp.                            5.500          05/15/2019       05/15/2011 2            92,573
-----------------------------------------------------------------------------------------------------------------------------------
      1,175,000     Niagara County Tobacco Asset
                    Securitization Corp.                            5.875          05/15/2022       05/15/2015 2         1,121,596
-----------------------------------------------------------------------------------------------------------------------------------
     11,995,000     Niagara County Tobacco Asset
                    Securitization Corp.                            6.750          05/15/2029 7     05/15/2011 1        12,259,730
-----------------------------------------------------------------------------------------------------------------------------------
      7,680,000     Niagara Falls City School District              5.875          06/15/2019       06/15/2008 1         8,585,318
-----------------------------------------------------------------------------------------------------------------------------------
      1,195,000     Niagara Falls CSD COP (High School
                    Facility)                                       6.500          06/15/2019       06/15/2009 1         1,305,777
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     Niagara Falls HDC (Niagara Towers)              5.150          10/01/2010       10/01/2008 1            10,538
-----------------------------------------------------------------------------------------------------------------------------------
      1,030,000     Niagara Falls Public Water Authority,
                    Series A                                        5.500          07/15/2025       07/15/2006 1         1,075,825
-----------------------------------------------------------------------------------------------------------------------------------
      3,370,000     Niagara Falls Public Water Authority,
                    Series A                                        5.500          07/15/2027       07/15/2006 1         3,519,931
-----------------------------------------------------------------------------------------------------------------------------------
      1,055,000     Niagara Falls Public Water Authority,
                    Series A                                        5.500          07/15/2028       07/15/2006 1         1,101,937
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000     Niagara Frontier Transportation Authority
                    (Buffalo Niagara International Airport)         5.625          04/01/2029 7     04/01/2009 1         3,213,390
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     Niagara Frontier Transportation Authority
                    (Buffalo Niagara International Airport)         5.750          04/01/2019       04/01/2009 1            95,616
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     North Salem Central School District             5.700          10/15/2011       10/15/2004 5            30,652
-----------------------------------------------------------------------------------------------------------------------------------
      5,080,000     NY Counties Tobacco Trust I (TASC)              5.800          06/01/2023       11/03/2005 4         5,179,314
-----------------------------------------------------------------------------------------------------------------------------------
     14,295,000     NY Counties Tobacco Trust I (TASC)              6.300          06/01/2019 7     06/01/2011 1        14,334,311
-----------------------------------------------------------------------------------------------------------------------------------
     11,980,000     NY Counties Tobacco Trust I (TASC)              6.500          06/01/2035       06/01/2011 1        12,046,010
-----------------------------------------------------------------------------------------------------------------------------------
     10,125,000     NY Counties Tobacco Trust I (TASC)              6.625          06/01/2042 7     06/01/2011 1        10,243,159
-----------------------------------------------------------------------------------------------------------------------------------
     27,605,000     NY Counties Tobacco Trust II (TASC)             5.250          06/01/2025       06/07/2010 2        25,646,701
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     NY Counties Tobacco Trust II (TASC)             5.500          06/01/2011       06/01/2011             151,613
-----------------------------------------------------------------------------------------------------------------------------------
        155,000     NY Counties Tobacco Trust II (TASC)             5.625          06/01/2035       04/21/2019 2           138,271
-----------------------------------------------------------------------------------------------------------------------------------
      1,055,000     NY Counties Tobacco Trust II (TASC)             5.750          06/01/2013       06/01/2012 1         1,061,720
-----------------------------------------------------------------------------------------------------------------------------------
      1,925,000     NY Counties Tobacco Trust II (TASC)             5.750          06/01/2014       06/01/2014           1,917,069
-----------------------------------------------------------------------------------------------------------------------------------
      2,120,000     NY Counties Tobacco Trust II (TASC)             6.000          06/01/2015       06/01/2012 1         2,132,063
-----------------------------------------------------------------------------------------------------------------------------------
      2,330,000     NY Counties Tobacco Trust II (TASC)             6.000          06/01/2016       06/01/2012 1         2,328,812
-----------------------------------------------------------------------------------------------------------------------------------
     16,120,000     NY Counties Tobacco Trust III                   5.000          06/01/2027       05/01/2008 2        16,546,696
-----------------------------------------------------------------------------------------------------------------------------------
      4,980,000     NY Counties Tobacco Trust III                   5.750          06/01/2033       09/26/2012 2         4,774,027
-----------------------------------------------------------------------------------------------------------------------------------
     16,000,000     NY Counties Tobacco Trust III                   6.000          06/01/2043       04/03/2017 2        15,206,080
-----------------------------------------------------------------------------------------------------------------------------------
        750,000     NYC DA (New School for Social Research)         5.750          09/01/2015       09/01/2005 1           791,865
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     NYC Educational Construction Fund               5.625          04/01/2013       04/01/2005 1           152,735
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     NYC GO                                          5.000          03/15/2021       03/15/2011 1           515,825
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000     NYC GO                                          5.000          08/01/2021       08/01/2014 1         5,222,900
-----------------------------------------------------------------------------------------------------------------------------------
      8,360,000     NYC GO                                          5.125          08/01/2022       02/01/2009 1         8,835,517
-----------------------------------------------------------------------------------------------------------------------------------
        120,000     NYC GO                                          5.125          08/01/2025       08/01/2010 1           122,969
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYC GO                                          5.250          08/01/2017       02/01/2008 1            26,683
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC GO                                          5.250          08/01/2021       08/01/2007 1            52,373
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          5.250          11/15/2021 7     11/15/2007 1            10,481
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC GO                                          5.250          01/15/2028       01/15/2013 1            51,933
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     NYC GO                                          5.300          01/15/2026       01/15/2013 1            88,920
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     NYC GO                                          5.375          08/01/2015       08/01/2008 1         2,160,060
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          5.375          11/15/2017       11/15/2007 1            10,745
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYC GO                                          5.375          08/01/2022       08/01/2007 1            26,868
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC GO                                          5.500          08/01/2022       08/01/2007 1            53,326
-----------------------------------------------------------------------------------------------------------------------------------
      7,700,000     NYC GO                                          5.500          06/01/2023       06/01/2013 1         8,353,653
-----------------------------------------------------------------------------------------------------------------------------------
     14,765,000     NYC GO                                          5.500          05/15/2024 7     05/15/2010 1        15,528,203
-----------------------------------------------------------------------------------------------------------------------------------
      1,260,000     NYC GO                                          5.500          02/15/2026       02/15/2008 1         1,300,522
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          5.600          12/01/2010       12/01/2004 1            15,056
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          5.750          05/15/2012       11/15/2004 1            10,107
-----------------------------------------------------------------------------------------------------------------------------------
     10,750,000     NYC GO                                          5.750          10/15/2012       10/15/2007 1        11,811,455
-----------------------------------------------------------------------------------------------------------------------------------
        870,000     NYC GO                                          5.750          02/01/2014 7     02/01/2006 1           922,191
-----------------------------------------------------------------------------------------------------------------------------------
      4,715,000     NYC GO                                          5.750          02/01/2014       02/01/2006 1         5,017,326
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC GO                                          5.750          02/01/2015       02/01/2006 1           105,391
-----------------------------------------------------------------------------------------------------------------------------------
         80,000     NYC GO                                          5.750          02/01/2017       02/01/2006 5            85,048
-----------------------------------------------------------------------------------------------------------------------------------
      1,035,000     NYC GO                                          5.750          03/01/2018       03/01/2013 1         1,166,911
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     NYC GO                                          5.750          08/01/2018       08/01/2012 1           556,380
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     NYC GO                                          5.750          08/01/2018       08/01/2012 1           556,380
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     NYC GO                                          5.750          02/01/2019       02/01/2006 1           237,283
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYC GO                                          5.750          02/01/2020       02/01/2006 1            26,530
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          5.750          02/01/2020       02/01/2006 1            10,546
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     NYC GO                                          5.750          03/01/2020       03/01/2013 1           560,225
-----------------------------------------------------------------------------------------------------------------------------------
      5,810,000     NYC GO                                          5.750          03/01/2021       03/01/2013 1         6,468,622
-----------------------------------------------------------------------------------------------------------------------------------
      7,195,000     NYC GO                                          5.750          03/15/2022       03/15/2012 1         7,900,182
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC GO                                          5.875          02/01/2016       08/01/2006 1            53,476
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          5.875          03/15/2018       03/15/2006 1             5,374
-----------------------------------------------------------------------------------------------------------------------------------
        130,000     NYC GO                                          5.875          03/15/2018       03/15/2006 1           137,751
-----------------------------------------------------------------------------------------------------------------------------------
        180,000     NYC GO                                          5.875          02/15/2019       02/15/2006 1           190,440
-----------------------------------------------------------------------------------------------------------------------------------
     10,520,000     NYC GO                                          5.875          06/01/2019       06/01/2012 1        11,741,162
-----------------------------------------------------------------------------------------------------------------------------------
      7,015,000     NYC GO                                          5.875          08/01/2019       08/01/2012 1         7,844,383
-----------------------------------------------------------------------------------------------------------------------------------
      8,075,000     NYC GO                                          5.875          06/01/2020       06/01/2012 1         9,023,651
-----------------------------------------------------------------------------------------------------------------------------------
      9,770,000     NYC GO                                          5.875          06/01/2021       06/01/2012 1        10,870,102
-----------------------------------------------------------------------------------------------------------------------------------
        480,000     NYC GO                                          5.875          08/01/2024 7     08/01/2006 1           518,146
-----------------------------------------------------------------------------------------------------------------------------------
      2,110,000     NYC GO                                          5.875          08/01/2024 7     08/01/2006 1         2,296,862
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          5.900          08/01/2010       08/01/2006 1            10,893
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          5.900          08/01/2010       08/01/2006 1            16,167
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC GO                                          6.000          08/01/2006       02/01/2005 5            52,793
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          6.000          08/01/2006       02/01/2005 1            10,107
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          6.000          08/01/2007       02/01/2005 1            10,183
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          6.000          05/15/2010       11/15/2004 1            15,161
-----------------------------------------------------------------------------------------------------------------------------------
        140,000     NYC GO                                          6.000          08/01/2011       02/01/2005 5           141,796
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYC GO 9                                        6.000          08/01/2012       02/01/2005 5            32,420
-----------------------------------------------------------------------------------------------------------------------------------
        450,000     NYC GO                                          6.000          08/01/2015       02/01/2005 5           485,240
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          6.000          08/01/2016 7     08/01/2006 1             5,451
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          6.000          08/01/2016 7     08/01/2006 1             5,368
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          6.000          08/01/2016       08/01/2006 1            10,736
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYC GO                                          6.000          08/01/2017       08/01/2007 1            38,109
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          6.000          08/01/2017       08/01/2007 1            10,888
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC GO                                          6.000          05/15/2018       05/15/2010 1           112,762
-----------------------------------------------------------------------------------------------------------------------------------
        105,000     NYC GO                                          6.000          02/01/2022       08/01/2006 1           112,827
-----------------------------------------------------------------------------------------------------------------------------------
      1,210,000     NYC GO                                          6.000          05/15/2022       05/15/2010 1         1,353,736
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYC GO                                          6.000          08/01/2026 7     08/01/2006 1            32,225
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYC GO                                          6.000          08/01/2026 7     08/01/2006 1            49,086
-----------------------------------------------------------------------------------------------------------------------------------
         90,000     NYC GO                                          6.000          08/15/2026 7     08/15/2008 1            96,773
-----------------------------------------------------------------------------------------------------------------------------------
        130,000     NYC GO                                          6.000          10/15/2026 7     08/01/2006 1           141,847
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          6.000          10/15/2026       10/15/2007 1            11,031
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYC GO                                          6.000          10/15/2026 7     08/01/2006 1            22,517
-----------------------------------------------------------------------------------------------------------------------------------
        210,000     NYC GO                                          6.125          08/01/2025 7     08/01/2007 1           231,538
-----------------------------------------------------------------------------------------------------------------------------------
        310,000     NYC GO                                          6.125          08/01/2025       08/01/2007 1           339,295
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          6.125          08/01/2025       08/01/2007 1             5,614
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC GO                                          6.125          08/01/2025       08/01/2007 1            55,128
-----------------------------------------------------------------------------------------------------------------------------------
        190,000     NYC GO                                          6.250          08/01/2011       08/01/2006 1           208,109
-----------------------------------------------------------------------------------------------------------------------------------
      1,920,000     NYC GO                                          6.250          08/01/2012       08/01/2006 1         2,102,995
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          6.250          04/15/2017       04/15/2007 1             5,446
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          6.250          04/15/2017       04/15/2007 1            16,753
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          6.250          04/15/2027       04/15/2007 1            16,358
-----------------------------------------------------------------------------------------------------------------------------------
        535,000     NYC GO                                          6.250          04/15/2027       04/15/2007 1           587,328
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC GO                                          6.250          04/15/2027       04/15/2007 1            11,163
-----------------------------------------------------------------------------------------------------------------------------------
        205,000     NYC GO                                          6.250          04/15/2027       04/15/2007 1           228,846
-----------------------------------------------------------------------------------------------------------------------------------
      1,100,000     NYC GO                                          6.350          05/15/2014       05/15/2008 1         1,266,925
-----------------------------------------------------------------------------------------------------------------------------------
        255,000     NYC GO                                          6.350          05/15/2014       05/15/2008 1           287,737
-----------------------------------------------------------------------------------------------------------------------------------
        830,000     NYC GO                                          6.500          05/15/2017       05/15/2010 1           956,857
-----------------------------------------------------------------------------------------------------------------------------------
        160,000     NYC GO                                          7.000          12/01/2006       12/01/2004 1           171,981
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          7.000          02/01/2009       02/01/2005 1             5,084
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          7.000          12/01/2010       12/01/2004 1             5,042
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          7.000          02/01/2011       02/01/2005 1             5,089
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYC GO                                          7.000          02/01/2012       02/01/2005 1            30,501
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYC GO                                          7.000          10/01/2015       04/01/2005 5            28,434
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     NYC GO                                          7.000          10/01/2016       04/01/2005 5            79,855
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          7.000          02/01/2018       02/01/2005 1             5,019
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYC GO                                          7.000          10/01/2018       04/01/2005 5            40,063
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          7.000          10/01/2019       04/01/2005 5            17,210
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          7.200          02/01/2005       02/01/2005 1             5,092
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYC GO                                          7.250          10/01/2005       04/01/2005 5            41,124
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC GO                                          7.250          02/01/2007       02/01/2005 5           109,808
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          7.250          02/01/2007       02/01/2005 1             5,088
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          7.250          08/15/2017       02/15/2005 5            17,252
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYC GO                                          7.500          12/01/2004       12/01/2004              25,243
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          7.500          02/01/2005       02/01/2005 1            15,069
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYC GO                                          7.500          08/15/2005       02/15/2005 1             5,102
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          7.500          02/01/2007       02/01/2005 1            15,069
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC GO                                          7.500          02/01/2009       02/01/2005 1            15,068
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYC GO                                          7.650          02/01/2007       02/01/2005 1            40,188
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYC GO                                          7.750          08/15/2027       02/15/2005 1            30,597
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYC GO                                          7.750          08/15/2028       02/15/2005 1            20,398
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC GO DIAMONDS                                 0.000 13       02/15/2008       02/15/2005 1            99,847
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC GO DIAMONDS                                 0.000 13       02/01/2025       02/01/2006 1            94,848
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYC GO DIAMONDS                                 0.000 13       08/01/2025 7     08/01/2007 1            21,866
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC GO RIBS                                     9.816 14       07/29/2010       02/01/2005 1            51,050
-----------------------------------------------------------------------------------------------------------------------------------
         90,000     NYC GO RIBS                                    10.070 14       08/29/2008       02/01/2005 1            91,894
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC GO RIBS                                    10.269 14       08/22/2013       02/01/2005 1           102,108
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC GO RIBS                                    10.269 14       08/27/2015       02/01/2005 1            50,979
-----------------------------------------------------------------------------------------------------------------------------------
        450,000     NYC GO RIBS                                    10.470 14       09/01/2011       02/01/2005 1           462,875
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     NYC HDC (Barclay Avenue)                        5.750          04/01/2007       04/01/2006 1           184,448
-----------------------------------------------------------------------------------------------------------------------------------
        900,000     NYC HDC (Multifamily Hsg.), Series A            5.375          11/01/2023       05/01/2012 1           936,603
-----------------------------------------------------------------------------------------------------------------------------------
        865,000     NYC HDC (Multifamily Hsg.), Series A            5.500          11/01/2009       05/01/2008 1           877,413
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     NYC HDC (Multifamily Hsg.), Series A            5.625          05/01/2012       05/01/2008 1           175,553
-----------------------------------------------------------------------------------------------------------------------------------
        460,000     NYC HDC (Multifamily Hsg.), Series A            5.750          11/01/2018 7     05/01/2007 1           478,934
-----------------------------------------------------------------------------------------------------------------------------------
      5,265,000     NYC HDC (Multifamily Hsg.), Series B            5.875          11/01/2018 7     05/01/2009 1         5,512,402
-----------------------------------------------------------------------------------------------------------------------------------
        655,000     NYC HDC (Multifamily Hsg.), Series D            5.500          11/01/2019       11/01/2006 1           674,585
-----------------------------------------------------------------------------------------------------------------------------------
      1,200,000     NYC HDC (Multifamily Hsg.), Series E            6.250          05/01/2036       11/01/2009 1         1,301,988
-----------------------------------------------------------------------------------------------------------------------------------
     27,605,000     NYC Health & Hospital Corp.                     5.250          02/15/2017 7     02/15/2010 1        28,481,183
-----------------------------------------------------------------------------------------------------------------------------------
      1,325,000     NYC IDA (Acme Architectural Products)           5.875          11/01/2009       07/04/2007 2         1,256,551
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000     NYC IDA (Airis JFK I/JFK
                    International Airport)                          6.000          07/01/2015       07/01/2011 1        10,126,600
-----------------------------------------------------------------------------------------------------------------------------------
        320,000     NYC IDA (ALA Realty)                            7.000          12/01/2005       06/07/2005 2           322,189
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     NYC IDA (Anti-Defamation
                    League Foundation)                              5.500          06/01/2022       06/01/2007 1            81,399
-----------------------------------------------------------------------------------------------------------------------------------
        435,000     NYC IDA (Atlantic Veal & Lamb)                  7.250          12/01/2008       01/24/2007 2           434,474
-----------------------------------------------------------------------------------------------------------------------------------
      4,645,000     NYC IDA (Beth Abraham Health Services)          6.000          02/15/2013       02/27/2009 2         4,809,108
-----------------------------------------------------------------------------------------------------------------------------------
      1,015,000     NYC IDA (Beth Abraham Health Services)          6.000          11/15/2013       06/28/2009 2         1,052,007
-----------------------------------------------------------------------------------------------------------------------------------
        485,000     NYC IDA (Beth Abraham Health Services)          6.000          11/15/2013       07/04/2009 2           502,683
-----------------------------------------------------------------------------------------------------------------------------------
        165,000     NYC IDA (Brooklyn Heights
                    Montessori School)                              7.500          01/01/2007       01/23/2006 2           175,676
-----------------------------------------------------------------------------------------------------------------------------------
      6,290,000     NYC IDA (Calhoun School)                        6.250          12/01/2017       10/13/2012 2         6,325,539
-----------------------------------------------------------------------------------------------------------------------------------
        505,000     NYC IDA (Chardan Corp.)                         6.250          11/01/2008       12/14/2006 2           498,218
-----------------------------------------------------------------------------------------------------------------------------------
        235,000     NYC IDA (College of Aeronautics)                5.500          05/01/2012       05/01/2008 1           248,184
-----------------------------------------------------------------------------------------------------------------------------------
        550,000     NYC IDA (College of Aeronautics)                5.500          05/01/2013       05/01/2010 1           577,847
-----------------------------------------------------------------------------------------------------------------------------------
      1,435,000     NYC IDA (College of Mount St. Vincent)          7.000          05/01/2008       11/01/2004 1         1,465,508
-----------------------------------------------------------------------------------------------------------------------------------
        360,000     NYC IDA (College of New Rochelle)               6.200          09/01/2010 7     09/01/2005 1           375,696
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     NYC IDA (College of New Rochelle)               6.300          09/01/2015 7     09/01/2005 1           519,000
-----------------------------------------------------------------------------------------------------------------------------------
        450,000     NYC IDA (Comprehensive Care Management)         5.750          11/01/2008       12/12/2006 2           452,768
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     NYC IDA (Comprehensive Care Management)         5.750          11/01/2008       12/12/2006 2           176,064
-----------------------------------------------------------------------------------------------------------------------------------
        315,000     NYC IDA (Comprehensive Care Management)         7.250          12/01/2006       12/24/2005 2           326,976
-----------------------------------------------------------------------------------------------------------------------------------
         83,116     NYC IDA (Cummins Engine)                        6.500          03/01/2005       03/01/2005              83,135
-----------------------------------------------------------------------------------------------------------------------------------
        570,000     NYC IDA (Essie Cosmetics)                       5.500          11/01/2008       12/09/2006 2           556,770
-----------------------------------------------------------------------------------------------------------------------------------
        755,000     NYC IDA (Gabrielli Truck Sales)                 7.250          12/01/2007       07/04/2006 2           780,376
-----------------------------------------------------------------------------------------------------------------------------------
     25,880,000     NYC IDA (Japan Airlines)                        6.000          11/01/2015       11/01/2004 1        26,483,263
-----------------------------------------------------------------------------------------------------------------------------------
        270,000     NYC IDA (Julia Gray)                            6.500          11/01/2007       06/05/2006 2           270,602
-----------------------------------------------------------------------------------------------------------------------------------
        315,000     NYC IDA (Koenig Iron Works)                     7.375          12/01/2010       03/14/2008 2           328,614
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000     NYC IDA (Legal Aid)                             8.750          11/01/2033 7     11/17/2026 2         5,850,360
-----------------------------------------------------------------------------------------------------------------------------------
      2,355,000     NYC IDA (Lycee Francais De New York)            5.500          06/01/2013       12/01/2012 1         2,548,652
-----------------------------------------------------------------------------------------------------------------------------------
        730,000     NYC IDA (Lycee Francais De New York)            5.500          06/01/2015       12/01/2012 1           779,392
-----------------------------------------------------------------------------------------------------------------------------------
      2,880,000     NYC IDA (Lycee Francais De New York)            5.500          06/01/2016       12/01/2012 1         3,062,736
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     NYC IDA (Lycee Francais De New York)            5.500          06/01/2017       12/01/2012 1         2,118,500
-----------------------------------------------------------------------------------------------------------------------------------
      3,210,000     NYC IDA (Lycee Francais De New York)            5.500          06/01/2018       12/01/2012 1         3,382,313
-----------------------------------------------------------------------------------------------------------------------------------
        250,000     NYC IDA (Marymount School of NY)                5.125          09/01/2021       09/01/2013 1           257,935
-----------------------------------------------------------------------------------------------------------------------------------
        455,000     NYC IDA (MediSys Health Network)                5.750          03/15/2006       12/24/2005 2           449,235
-----------------------------------------------------------------------------------------------------------------------------------
        455,000     NYC IDA (Morrisons Pastry)                      5.750          11/01/2009       05/28/2006 2           452,002
-----------------------------------------------------------------------------------------------------------------------------------
      4,220,000     NYC IDA (National Compressor Exchange)          6.250          11/01/2027       11/01/2007 5         4,293,555
-----------------------------------------------------------------------------------------------------------------------------------
      2,005,000     NYC IDA (Polytechnic University)                5.750          11/01/2010       11/01/2010           1,990,604
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     NYC IDA (Polytechnic University)                5.750          11/01/2012       11/01/2012             488,150
-----------------------------------------------------------------------------------------------------------------------------------
      1,810,000     NYC IDA (Polytechnic Universtiy)                5.250          11/01/2008       11/01/2008           1,788,027
-----------------------------------------------------------------------------------------------------------------------------------
        465,000     NYC IDA (Precision Gear)                        5.875          11/01/2009       07/10/2007 2           461,447
-----------------------------------------------------------------------------------------------------------------------------------
        390,000     NYC IDA (Precision Gear)                        5.875          11/01/2009       07/10/2007 2           387,020
-----------------------------------------------------------------------------------------------------------------------------------
        135,000     NYC IDA (PRECISION GEAR)                        6.500          11/01/2008       12/11/2006 2           136,692
-----------------------------------------------------------------------------------------------------------------------------------
        220,000     NYC IDA (Promotional Slideguide)                7.000          12/01/2005       05/17/2005 2           227,652
-----------------------------------------------------------------------------------------------------------------------------------
      3,965,000     NYC IDA (Rosco, Inc.)                           6.125          06/01/2022       06/01/2007 3         4,023,008
-----------------------------------------------------------------------------------------------------------------------------------
      1,115,000     NYC IDA (Showman Fabricators)                   7.125          11/01/2013       01/18/2010 2         1,102,612
-----------------------------------------------------------------------------------------------------------------------------------
        935,000     NYC IDA (Special Needs Facilities
                    Pooled Program)                                 5.950          07/01/2008       02/17/2006 2           927,791
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     NYC IDA (Streamline Plastics)                   7.125          12/01/2005       06/13/2005 2            75,467
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYC IDA (Terminal One Group Association)        5.800          01/01/2005       01/01/2005              25,175
-----------------------------------------------------------------------------------------------------------------------------------
        475,000     NYC IDA (Terminal One Group Association)        5.900          01/01/2006       01/01/2005 1           485,517
-----------------------------------------------------------------------------------------------------------------------------------
      1,575,000     NYC IDA (Terminal One Group Association)        6.000          01/01/2007       01/01/2005 1         1,609,508
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC IDA (Terminal One Group Association)        6.000          01/01/2008       01/01/2005 1            10,216
-----------------------------------------------------------------------------------------------------------------------------------
     59,195,000     NYC IDA (Terminal One Group Association)        6.000          01/01/2015 7     01/01/2005 1        60,526,296
-----------------------------------------------------------------------------------------------------------------------------------
     13,530,000     NYC IDA (Terminal One Group Association)        6.000          01/01/2019 7     01/01/2006 1        13,944,018
-----------------------------------------------------------------------------------------------------------------------------------
      2,800,000     NYC IDA (Terminal One Group Association)        6.100          01/01/2009       01/01/2006 1         2,859,836
-----------------------------------------------------------------------------------------------------------------------------------
     30,395,000     NYC IDA (Terminal One Group Association)        6.125          01/01/2024       01/01/2006 1        31,322,048
-----------------------------------------------------------------------------------------------------------------------------------
      2,230,000     NYC IDA (The Child School)                      7.000          06/01/2013       11/06/2009 2         2,260,127
-----------------------------------------------------------------------------------------------------------------------------------
        595,000     NYC IDA (Ulano)                                 6.250          11/01/2006       11/16/2005 2           585,617
-----------------------------------------------------------------------------------------------------------------------------------
        160,000     NYC IDA (United Nations School)                 6.050          12/01/2005       12/01/2005             166,653
-----------------------------------------------------------------------------------------------------------------------------------
        170,000     NYC IDA (United Nations School)                 6.100          12/01/2006       12/01/2006             181,645
-----------------------------------------------------------------------------------------------------------------------------------
        180,000     NYC IDA (United Nations School)                 6.150          12/01/2007       12/01/2007             191,970
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     NYC IDA (Urban Resource Institute)              5.250          03/01/2023       03/01/2013 1         1,073,420
-----------------------------------------------------------------------------------------------------------------------------------
      1,460,000     NYC IDA (Urban Resource Institute)              6.500          11/01/2013       03/20/2009 2         1,451,109
-----------------------------------------------------------------------------------------------------------------------------------
        400,000     NYC IDA (Visy Paper)                            7.550          01/01/2005       01/01/2005             402,284
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000     NYC IDA (Visy Paper)                            7.800          01/01/2016       01/01/2008 1         4,173,200
-----------------------------------------------------------------------------------------------------------------------------------
      1,005,000     NYC IDA (Vocational Instruction)                7.250          02/01/2013       06/21/2009 2         1,020,658
-----------------------------------------------------------------------------------------------------------------------------------
        330,000     NYC IDA (World Casing Corp.)                    5.950          11/01/2007       05/30/2006 2           315,190
-----------------------------------------------------------------------------------------------------------------------------------
      6,710,000     NYC IDA (YMCA of Greater NY)                    5.800          08/01/2016 7     01/01/2009 1         7,213,116
-----------------------------------------------------------------------------------------------------------------------------------
        800,000     NYC IDA (Zeluck, Inc.)                          6.250          11/01/2011       11/01/2007 1           824,736
-----------------------------------------------------------------------------------------------------------------------------------
     16,350,000     NYC IDA Special Facilities (JFK
                    International Airport)                          8.000          08/01/2012       08/01/2012          13,106,651
-----------------------------------------------------------------------------------------------------------------------------------
      4,500,000     NYC Municipal Water Finance Authority           5.000          06/15/2022       06/15/2014 1         4,753,080
-----------------------------------------------------------------------------------------------------------------------------------
      9,000,000     NYC Municipal Water Finance Authority           5.125          06/15/2015       06/15/2007 1         9,649,170
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     NYC Municipal Water Finance Authority           5.125          06/15/2017 7     06/15/2007 1            69,736
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC Municipal Water Finance Authority           5.125          06/15/2021       06/15/2007 1            53,089
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC Municipal Water Finance Authority           5.125          06/15/2021       06/15/2007 1            10,618
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     NYC Municipal Water Finance Authority           5.125          06/15/2022       06/15/2008 1            58,154
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYC Municipal Water Finance Authority           5.200          06/15/2013       06/15/2007 1            10,843
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC Municipal Water Finance Authority           5.250          06/15/2018       06/15/2008 1            16,228
-----------------------------------------------------------------------------------------------------------------------------------
        425,000     NYC Municipal Water Finance Authority           5.250          06/15/2029 7     06/15/2007 1           442,009
-----------------------------------------------------------------------------------------------------------------------------------
      1,400,000     NYC Municipal Water Finance Authority           5.500          06/15/2017       06/15/2007 1         1,493,464
-----------------------------------------------------------------------------------------------------------------------------------
      1,965,000     NYC Municipal Water Finance Authority           5.500          06/15/2024 7     06/15/2007 1         2,079,324
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC Municipal Water Finance Authority           5.500          06/15/2024       06/15/2006 1           105,922
-----------------------------------------------------------------------------------------------------------------------------------
      1,085,000     NYC Municipal Water Finance Authority           5.500          06/15/2027       06/15/2007 1         1,157,836
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     NYC Municipal Water Finance Authority           5.500          06/15/2033       06/15/2010 1         1,070,360
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC Municipal Water Finance Authority           5.625          06/15/2019       06/15/2006 1           106,850
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     NYC Municipal Water Finance Authority           5.625          06/15/2019 7     06/15/2006 1            58,787
-----------------------------------------------------------------------------------------------------------------------------------
        855,000     NYC Municipal Water Finance Authority           5.750          06/15/2013 7     12/15/2004 5           916,192
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYC Municipal Water Finance Authority           5.750          06/15/2013 7     12/15/2004 5            53,579
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYC Municipal Water Finance Authority           5.750%         06/15/2026       06/15/2007 1           108,033
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYC Municipal Water Finance Authority           5.750          06/15/2029       06/15/2007 1            32,329
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYC TFA, Series C                               5.000          05/01/2026 7     05/01/2010 1            15,266
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     NYC TFA, SERIES C                               5.250          05/01/2013       05/01/2008 1         1,112,820
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYC TFA, Series C                               5.500          05/01/2025       05/01/2009 5            48,628
-----------------------------------------------------------------------------------------------------------------------------------
        460,000     NYC Transit Authority MTA, Series A             5.400          01/01/2019 7     01/01/2010 1           522,118
-----------------------------------------------------------------------------------------------------------------------------------
      3,740,000     NYC Trust for Cultural Resources (American
                    Museum of Natural History)                      5.650          04/01/2027 7     04/01/2007 1         4,006,812
-----------------------------------------------------------------------------------------------------------------------------------
        750,000     NYC Trust for Cultural Resources
                    (Museum of American Folk Art)                   6.000          07/01/2022 7     07/01/2010 1           806,483
-----------------------------------------------------------------------------------------------------------------------------------
      2,465,000     NYC Trust for Cultural Resources
                    (Museum of American Folk Art)                   6.125          07/01/2030 7     07/01/2011 1         2,617,312
-----------------------------------------------------------------------------------------------------------------------------------
        570,000     NYC Trust for Cultural Resources
                    (Museum of Modern Art)                          5.500          01/01/2016       01/01/2007 1           621,357
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS DA (Albany Memorial Hospital)               5.500          07/01/2010 7     07/01/2005 1            46,635
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS DA (Amsterdam Memorial Hospital)            6.000          08/01/2025       08/01/2006 1            27,068
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS DA (Audit & Control)                        5.500          04/01/2023       04/01/2009 1            27,522
-----------------------------------------------------------------------------------------------------------------------------------
        250,000     NYS DA (Augustana Lutheran Home)                5.500          02/01/2041 7     02/01/2012 1           263,205
-----------------------------------------------------------------------------------------------------------------------------------
         95,000     NYS DA (Bethel Springvale Home)                 6.000          02/01/2035 7     02/01/2006 1           101,375
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     NYS DA (Bishop Henry B. Hucles
                    Nursing Home)                                   5.625          07/01/2018 7     07/01/2008 1            58,637
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     NYS DA (Bishop Henry B. Hucles
                    Nursing Home)                                   6.000          07/01/2024       07/01/2006 1           131,460
-----------------------------------------------------------------------------------------------------------------------------------
      1,185,000     NYS DA (Canisius College)                       5.600          07/01/2023       07/01/2005 1         1,238,183
-----------------------------------------------------------------------------------------------------------------------------------
     15,000,000     NYS DA (Catholic Health Services)               6.500          07/01/2020 7     07/01/2010 1        16,648,650
-----------------------------------------------------------------------------------------------------------------------------------
      1,350,000     NYS DA (Chapel Oaks)                            5.375          07/01/2017 7     07/01/2010 1         1,488,294
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS DA (City University)                        0.000 8        07/01/2005       07/01/2005               4,932
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     NYS DA (City University)                        5.000          07/01/2012       01/01/2008 1         2,124,880
-----------------------------------------------------------------------------------------------------------------------------------
      2,150,000     NYS DA (City University)                        5.000          07/01/2017       07/01/2008 1         2,265,950
-----------------------------------------------------------------------------------------------------------------------------------
      1,400,000     NYS DA (City University)                        5.250          07/01/2012       07/01/2008 1         1,539,986
-----------------------------------------------------------------------------------------------------------------------------------
        155,000     NYS DA (City University)                        5.250          07/01/2017       01/01/2008 1           164,889
-----------------------------------------------------------------------------------------------------------------------------------
     11,020,000     NYS DA (City University)                        5.375          07/01/2024       01/01/2008 5        12,326,641
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS DA (City University)                        5.500          07/01/2019       07/01/2009 1            16,832
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS DA (City University)                        5.500          07/01/2024       07/01/2006 1             5,350
-----------------------------------------------------------------------------------------------------------------------------------
        550,000     NYS DA (City University)                        6.000          07/01/2010       07/01/2006 1           586,273
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS DA (College of Saint Rose)                  6.000          07/01/2011 7     01/01/2005 1             5,018
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS DA (Cooper Union for
                    Advancement of Science & Art)                   6.250          07/01/2029       07/01/2009 1            28,646
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000     NYS DA (Court Facilities)                       5.375          05/15/2021       05/15/2013 1         1,611,180
-----------------------------------------------------------------------------------------------------------------------------------
      5,100,000     NYS DA (Court Facilities)                       5.375          05/15/2023       05/15/2013 1         5,459,091
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000     NYS DA (Court Facilities)                       5.500          05/15/2020       05/15/2013 1         4,368,240
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS DA (Dept. of Education)                     5.750          07/01/2021       07/01/2006 1            26,967
-----------------------------------------------------------------------------------------------------------------------------------
         90,000     NYS DA (Dept. of Health)                        5.500          07/01/2021       07/01/2007 1            94,550
-----------------------------------------------------------------------------------------------------------------------------------
        260,000     NYS DA (Dept. of Health)                        5.500          07/01/2025       07/01/2006 1           281,676
-----------------------------------------------------------------------------------------------------------------------------------
        320,000     NYS DA (Dept. of Health)                        5.500          07/01/2025       07/01/2006 1           341,334
-----------------------------------------------------------------------------------------------------------------------------------
        280,000     NYS DA (Dept. of Health)                        5.750          07/01/2017 7     07/01/2006 1           304,545
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS DA (Dept. of Health)                        5.750          07/01/2017       07/01/2006 1            32,630
-----------------------------------------------------------------------------------------------------------------------------------
        165,000     NYS DA (Ellis Hospital)                         5.500          08/01/2015       08/01/2005 1           171,141
-----------------------------------------------------------------------------------------------------------------------------------
         90,000     NYS DA (Ellis Hospital)                         5.600          08/01/2025       08/01/2005 1            93,877
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     NYS DA (Ellis Hospital)                         5.625          08/01/2035 7     08/01/2007 1           130,430
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS DA (Episcopal Health)                       5.700          08/01/2009       02/01/2005 1             5,064
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     NYS DA (Episcopal Health)                       5.900          08/01/2020 7     02/01/2005 1            70,799
-----------------------------------------------------------------------------------------------------------------------------------
        310,000     NYS DA (Fairport Baptist Homes)                 6.000          02/01/2037       02/01/2007 1           337,131
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS DA (FNHC/KR/MMWNHC
                    Obligated Group)                                5.500          07/01/2010 7     07/01/2007 1            36,546
-----------------------------------------------------------------------------------------------------------------------------------
        335,000     NYS DA (FNHC/KR/MMWNHC
                    Obligated Group)                                5.750          07/01/2017       07/01/2005 1           349,566
-----------------------------------------------------------------------------------------------------------------------------------
      3,835,000     NYS DA (Frances Schervier Home &
                    Hospital Obligated Group)                       5.500          07/01/2017 7     07/01/2009 1         4,187,475
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000     NYS DA (Frances Schervier Home &
                    Hospital Obligated Group)                       5.500          07/01/2027 7     07/01/2009 1        10,429,400
-----------------------------------------------------------------------------------------------------------------------------------
         90,000     NYS DA (Frances Schervier Home &
                    Hospital Obligated Group)                       5.500          07/01/2027 7     07/01/2009 1            94,729
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS DA (German Masonic Home)                    5.950          08/01/2026 7     08/01/2008 1            52,435
-----------------------------------------------------------------------------------------------------------------------------------
        270,000     NYS DA (Grace Manor Health Care Facility)       6.150          07/01/2018       07/01/2006 1           292,429
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS DA (Hamilton College)                       5.125          07/01/2016       07/01/2009 1            16,409
-----------------------------------------------------------------------------------------------------------------------------------
      2,135,000     NYS DA (Highland Community Devel. Corp.)        5.500          07/01/2023       07/16/2008 3         2,181,970
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS DA (Hospital Special Surgery)               5.000          02/01/2018       02/01/2008 1            25,940
-----------------------------------------------------------------------------------------------------------------------------------
      2,255,000     NYS DA (Hunts Point Multi-Service Center)       5.625          07/01/2022       01/01/2008 1         2,471,322
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     NYS DA (Jewish Geriatric)                       7.150          08/01/2014       02/01/2005 1            66,570
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     NYS DA (Jewish Geriatric)                       7.350          08/01/2029       02/01/2005 1           153,632
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS DA (JGB Health Facilities)                  7.000          07/01/2009 7     01/01/2005 1            20,622
-----------------------------------------------------------------------------------------------------------------------------------
        105,000     NYS DA (John T. Mather Memorial Hospital)       5.375          07/01/2019       07/01/2008 1           111,131
-----------------------------------------------------------------------------------------------------------------------------------
        695,000     NYS DA (John T. Mather Memorial Hospital)       5.750          07/01/2025       07/01/2006 1           741,238
-----------------------------------------------------------------------------------------------------------------------------------
      1,020,000     NYS DA ( L.I.  University)                      5.125          09/01/2010       09/01/2009 1         1,128,457
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     NYS DA ( L.I.  University)                      5.250          09/01/2011       09/01/2009 1         1,092,910
-----------------------------------------------------------------------------------------------------------------------------------
        205,000     NYS DA (Lakeside Home)                          6.000          02/01/2037       02/01/2007 1           221,884
-----------------------------------------------------------------------------------------------------------------------------------
        710,000     NYS DA (Le Moyne College)                       5.000          07/01/2018       01/01/2005 1           725,698
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS DA (Leake & Watts Services)                 6.000          07/01/2014       01/01/2005 1            35,822
-----------------------------------------------------------------------------------------------------------------------------------
        540,000     NYS DA (Leake & Watts Services)                 6.000          07/01/2023       01/01/2005 1           552,609
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS DA (Lenox Hill Hospital)                    5.750          07/01/2016       07/01/2011 1            10,819
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     NYS DA (Lenox Hill Hospital)                    5.750          07/01/2017       07/01/2012 1         2,152,800
-----------------------------------------------------------------------------------------------------------------------------------
        115,000     NYS DA (Long Beach Medical Center)              5.625          08/01/2022       08/01/2005 1           120,366
-----------------------------------------------------------------------------------------------------------------------------------
      4,160,000     NYS DA (Lutheran Medical Center)                4.250          08/01/2023       02/01/2013 1         4,138,451
-----------------------------------------------------------------------------------------------------------------------------------
      3,235,000     NYS DA (Master BOCES Program)                   5.000          08/15/2023       08/15/2014 1         3,398,206
-----------------------------------------------------------------------------------------------------------------------------------
        615,000     NYS DA (Master BOCES Program)                   5.250          08/15/2023       08/15/2013 1           659,809
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYS DA (Menorah Campus)                         6.100          02/01/2037       02/01/2007 1           109,430
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS DA (Mental Health Services Facilities)      5.125          08/15/2027       08/15/2007 5            10,231
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS DA (Mental Health Services Facilities)      5.250          08/15/2016       02/15/2008 1             5,339
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS DA (Mental Health Services Facilities)      5.250          08/15/2016       02/15/2008 1             5,300
-----------------------------------------------------------------------------------------------------------------------------------
        185,000     NYS DA (Mental Health Services Facilities)      5.250          02/15/2018       02/15/2007 1           200,076
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000     NYS DA (Mental Health Services Facilities)      5.250          02/15/2023       02/15/2014 1         1,590,495
-----------------------------------------------------------------------------------------------------------------------------------
      3,270,000     NYS DA (Mental Health Services Facilities)      5.250          08/15/2024       08/15/2009 1         3,455,671
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS DA (Mental Health Services Facilities)      5.375          02/15/2026       02/15/2008 1             5,162
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYS DA (Mental Health Services Facilities)      5.625          02/15/2021       02/15/2007 1            44,183
-----------------------------------------------------------------------------------------------------------------------------------
        450,000     NYS DA (Mental Health Services Facilities)      5.750          08/15/2011       02/15/2007 5           490,617
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYS DA (Mental Health Services Facilities)      5.750          08/15/2012       02/15/2007 1           109,514
-----------------------------------------------------------------------------------------------------------------------------------
         95,000     NYS DA (Mental Health Services Facilities)      5.750          02/15/2027       02/15/2007 1           105,280
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS DA (Mental Health Services Facilities)      5.750          02/15/2027       02/15/2007 1             5,404
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS DA (Mercy College)                          5.700          07/01/2017       07/01/2005 1            52,410
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     NYS DA (Millard Fillmore Hospital)              5.375          02/01/2017       02/01/2005 1           184,202
-----------------------------------------------------------------------------------------------------------------------------------
      5,060,000     NYS DA (Miriam Osborn Memorial Home
                    Association)                                    6.875          07/01/2019 7     07/01/2010 1         5,761,822
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     NYS DA (Montefiore Medical Center)              5.250          02/01/2015       02/01/2007 1         1,080,510
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS DA (Montefiore Medical Center)              5.500          08/01/2038       08/01/2009 1            20,954
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS DA (Mount Sinai School of Medicine)         5.000          07/01/2016       07/01/2005 1            30,627
-----------------------------------------------------------------------------------------------------------------------------------
        435,000     NYS DA (Mount Sinai School of Medicine)         5.000          07/01/2021       01/01/2005 1           444,431
-----------------------------------------------------------------------------------------------------------------------------------
      6,500,000     NYS DA (MSH/NYU Hospital Center/HJDOI
                    Obligated Group)                                6.500          07/01/2017       07/01/2010 1         6,657,625
-----------------------------------------------------------------------------------------------------------------------------------
      1,750,000     NYS DA (MSH/NYU Hospital Center/HJDOI
                    Obligated Group)                                6.750          07/01/2020       07/01/2010 1         1,810,515
-----------------------------------------------------------------------------------------------------------------------------------
      5,770,000     NYS DA (MSH/NYU Hospital Center/HJDOI
                    Obligated Group) RITES 9                        10.265 14      07/01/2015       07/01/2010 1         6,117,412
-----------------------------------------------------------------------------------------------------------------------------------
      5,665,000     NYS DA (MSH/NYU Hospital Center/HJDOI
                    Obligated Group) RITES 9                        10.265 14      07/01/2016       07/01/2010 1         5,942,868
-----------------------------------------------------------------------------------------------------------------------------------
     12,000,000     NYS DA (Mt. Sinai/NYU Health)                   6.000          07/01/2026       02/01/2005 1        12,043,320
-----------------------------------------------------------------------------------------------------------------------------------
      6,500,000     NYS DA (Mt. Sinai/NYU Health)                   6.250          07/01/2022       02/01/2005 1         6,533,930
-----------------------------------------------------------------------------------------------------------------------------------
        205,000     NYS DA (Municipal Health Facilities)            5.500          05/15/2024       05/15/2006 1           218,618
-----------------------------------------------------------------------------------------------------------------------------------
        400,000     NYS DA (New School for Social Research)         5.750          07/01/2026       07/01/2007 1           436,316
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS DA (Niagara Lutheran Devel.)                5.450          08/01/2017       08/01/2007 1            15,910
-----------------------------------------------------------------------------------------------------------------------------------
      4,200,000     NYS DA (North General Hospital)                 5.750          02/15/2019       02/15/2013 1         4,701,060
-----------------------------------------------------------------------------------------------------------------------------------
      3,750,000     NYS DA (North General Hospital)                 5.750          02/15/2020       02/15/2013 1         4,183,275
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000     NYS DA (North Shore University Hospital)        5.200          11/01/2017       11/01/2008 1         5,475,300
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS DA (Nottingham Retirement Community)        6.050          07/01/2015       07/01/2005 1            51,807
-----------------------------------------------------------------------------------------------------------------------------------
      2,435,000     NYS DA (Nottingham Retirement Community)        6.125          07/01/2025 7     07/01/2005 1         2,551,977
-----------------------------------------------------------------------------------------------------------------------------------
      1,375,000     NYS DA (NY Hospital Medical Center)             5.550          08/15/2029 7     08/15/2011 1         1,537,786
-----------------------------------------------------------------------------------------------------------------------------------
      1,165,000     NYS DA (Nyack Hospital)                         6.000          07/01/2006       01/04/2006 2         1,165,641
-----------------------------------------------------------------------------------------------------------------------------------
      2,325,000     NYS DA (Nyack Hospital)                         6.250          07/01/2013       05/10/2009 2         2,275,478
-----------------------------------------------------------------------------------------------------------------------------------
        220,000     NYS DA (Our Lady Geriatric Center)              6.050          08/01/2035       08/01/2005 1           230,842
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     NYS DA (Park Ridge Hsg.)                        6.375          08/01/2020 7     08/01/2010 1         2,218,360
-----------------------------------------------------------------------------------------------------------------------------------
      1,570,000     NYS DA (Park Ridge Hsg.)                        6.500          08/01/2025 7     08/01/2010 1         1,767,820
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     NYS DA (Personal Income Tax)                    5.375          03/15/2022       03/15/2013 1         2,176,940
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYS DA (Pratt Institute)                        6.000          07/01/2024       07/01/2010 1           112,567
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS DA (Resurrection Rest Home
                    Castleton on Hudson, NY)                        6.050          08/01/2035 7     08/01/2005 1            52,464
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS DA (Rochester General Hospital)             5.700          08/01/2033       02/01/2005 1            35,440
-----------------------------------------------------------------------------------------------------------------------------------
      5,100,000     NYS DA (Ryan-Clinton Community
                    Health Center)                                  6.100          07/01/2019 7     01/01/2010 1         5,683,695
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000     NYS DA (School District Financing)              5.750          10/01/2022 7     10/01/2012 1         5,732,750
-----------------------------------------------------------------------------------------------------------------------------------
      1,465,000     NYS DA (Service Contract)                       5.250          04/01/2012       04/01/2008 1         1,603,164
-----------------------------------------------------------------------------------------------------------------------------------
        315,000     NYS DA (Service Contract)                       5.250          04/01/2017       04/01/2008 1           338,546
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS DA (Service Contract)                       5.250          07/01/2019       07/01/2007 1            26,004
-----------------------------------------------------------------------------------------------------------------------------------
        300,000     NYS DA (Special Act School Districts)           5.875          07/01/2013       07/01/2005 1           314,904
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     NYS DA (Special Act School Districts)           6.000          07/01/2019       07/01/2005 1            57,786
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     NYS DA (St. Agnes Hospital)                     5.300          02/15/2019       02/15/2008 1            92,769
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYS DA (St. Barnabas Hospital)                  5.450          08/01/2035       08/01/2007 1           106,559
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYS DA (St. Charles Hospital and
                    Rehabilitation Center)                          5.500          07/01/2022       07/01/2009 1            44,052
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYS DA (St. Francis Hospital)                   5.500          07/01/2029       07/01/2011 1           107,283
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS DA (St. John's University)                  5.250          07/01/2018       07/01/2008 1            21,895
-----------------------------------------------------------------------------------------------------------------------------------
         95,000     NYS DA (St. John's University)                  5.250          07/01/2025       07/01/2008 1            99,998
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000     NYS DA (St. Joseph's Hospital Health Center)    5.250          07/01/2018 7     07/01/2009 1         5,255,450
-----------------------------------------------------------------------------------------------------------------------------------
      2,005,000     NYS DA (St. Vincent DePaul Residence)           5.300          07/01/2018 7     07/01/2010 1         2,120,548
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     NYS DA (St. Vincent's Hospital &
                    Medical Center)                                 5.750          08/01/2015 7     08/01/2007 1           183,864
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS DA (St. Vincent's Hospital &
                    Medical Center)                                 5.800          08/01/2025       08/01/2005 1            26,152
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS DA (St. Vincent's Hospital &
                    Medical Center)                                 5.800          08/01/2025       08/01/2005 1            52,317
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS DA (St. Vincent's Hospital &
                    Medical Center)                                 7.375          08/01/2011       02/01/2005 1            10,044
-----------------------------------------------------------------------------------------------------------------------------------
      2,440,000     NYS DA (St. Vincent's Hospital &
                    Medical Center)                                 7.400          08/01/2030 7     02/01/2005 1         2,540,772
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS DA (State University Athletic Facilities)   5.250          07/01/2018       07/01/2008 1            32,842
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS DA (State University Dormitory
                    Facilities)                                     5.250          07/01/2014       07/01/2005 1            15,680
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS DA (State University Educational
                    Facilities)                                     0.000 8        05/15/2007       05/15/2007              46,735
-----------------------------------------------------------------------------------------------------------------------------------
      3,265,000     NYS DA (State University Educational
                    Facilities)                                     5.125          05/15/2021       05/15/2009 1         3,465,373
-----------------------------------------------------------------------------------------------------------------------------------
      9,700,000     NYS DA (State University Educational
                    Facilities)                                     5.375          05/15/2011       05/15/2008 1        10,481,238
-----------------------------------------------------------------------------------------------------------------------------------
      3,750,000     NYS DA (State University Educational
                    Facilities)                                     6.000          05/15/2016       05/15/2010 1         4,354,613
-----------------------------------------------------------------------------------------------------------------------------------
      2,325,000     NYS DA (State University Educational
                    Facilities)                                     6.000          05/15/2017       11/15/2004 1         2,378,243
-----------------------------------------------------------------------------------------------------------------------------------
        515,000     NYS DA (State University Educational
                    Facilities)                                     6.000          05/15/2017       11/15/2004 1           530,218
-----------------------------------------------------------------------------------------------------------------------------------
        300,000     NYS DA (State University Educational
                    Facilities)                                     6.000          05/15/2017       05/15/2005 1           306,870
-----------------------------------------------------------------------------------------------------------------------------------
        155,000     NYS DA (Suffolk County Judicial Facilities)     9.250          04/15/2006 7     04/15/2005 1           170,835
-----------------------------------------------------------------------------------------------------------------------------------
      3,500,000     NYS DA (Teresian House)                         5.250          07/01/2017 7     07/01/2009 1         3,660,055
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS DA (The Highlands Living)                   6.600          02/01/2034       02/01/2005 1            10,239
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS DA (United Cerebral Palsy Association
                    of Nassau County)                               6.000          07/01/2007       01/01/2005 1            50,177
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS DA (United Cerebral Palsy Association
                    of Nassau County)                               6.200          07/01/2012       01/01/2005 1            46,040
-----------------------------------------------------------------------------------------------------------------------------------
      1,250,000     NYS DA (United Cerebral Palsy of NYC)           5.750          07/01/2018 7     07/01/2012 1         1,416,650
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS DA (United Health Services)                 5.500          08/01/2017       02/01/2008 1            20,683
-----------------------------------------------------------------------------------------------------------------------------------
      1,905,000     NYS DA (Upstate Community Colleges)             5.125          07/01/2021       07/01/2014 1         2,009,565
-----------------------------------------------------------------------------------------------------------------------------------
      1,165,000     NYS DA (Upstate Community Colleges)             5.125          07/01/2022       07/01/2014 1         1,221,421
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     NYS DA (Upstate Community Colleges)             5.250          07/01/2023       07/01/2006 1            60,872
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS DA (Upstate Community Colleges)             5.875          07/01/2016 7     07/01/2007 1            38,268
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS DA (W.K. Nursing Home)                      6.125          02/01/2036       08/01/2006 1            48,843
-----------------------------------------------------------------------------------------------------------------------------------
        680,000     NYS DA (Wesley Gardens)                         6.125          08/01/2035       08/01/2006 1           735,032
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS DA (Wyckoff Heights Medical Center)         5.300          08/15/2021       02/15/2008 1            21,621
-----------------------------------------------------------------------------------------------------------------------------------
      2,230,000     NYS DA Service Contract (CCFDP)                 5.375          04/01/2020       04/01/2012 1         2,403,829
-----------------------------------------------------------------------------------------------------------------------------------
      2,350,000     NYS DA Service Contract (CCFDP)                 5.375          04/01/2021       04/01/2012 1         2,520,657
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     NYS DA, Series B                                5.625          02/15/2021       02/15/2007 1           189,884
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS EFC (Clean Water & Drinking
                    Revolving Funds)                                5.000          06/15/2019       06/15/2008 1            15,946
-----------------------------------------------------------------------------------------------------------------------------------
      3,185,000     NYS EFC (Clean Water & Drinking
                    Revolving Funds)                                5.000          06/15/2019       06/15/2008 1         3,476,236
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     NYS EFC (Consolidated Water Company)            7.150          11/01/2014 7     11/01/2004 1           176,047
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS EFC (NYC Municipal Water
                    Finance Authority)                              5.875          06/15/2014       12/15/2004 1            10,234
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS EFC (NYS Water Services)                    5.750          11/15/2010       05/15/2005 1            15,350
-----------------------------------------------------------------------------------------------------------------------------------
        135,000     NYS EFC (NYS Water Services)                    6.500          03/15/2007       03/15/2005 1           140,495
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     NYS EFC (NYS Water Services)                    6.600          06/15/2005       12/15/2004 1            85,343
-----------------------------------------------------------------------------------------------------------------------------------
      2,670,000     NYS EFC (NYS Water Services)                    6.875          06/15/2010 7     12/15/2004 1         2,809,241
-----------------------------------------------------------------------------------------------------------------------------------
      1,705,000     NYS EFC (NYS Water Services)                    6.875          06/15/2014 7     11/15/2004 1         1,737,821
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     NYS EFC (NYS Water Services)                    6.900          05/15/2015       11/15/2004 1           153,929
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS EFC (NYS Water Services)                    6.900          11/15/2015 7     11/15/2004 1            30,786
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS EFC (NYS Water Services)                    7.200          03/15/2011 7     03/15/2005 1            15,068
-----------------------------------------------------------------------------------------------------------------------------------
        640,000     NYS EFC (NYS Water Services)                    7.250          06/15/2010 7     12/15/2004 1           642,982
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS EFC (NYS Water Services)                    7.500          03/15/2011 7     03/15/2005 1            20,096
-----------------------------------------------------------------------------------------------------------------------------------
      1,450,000     NYS EFC (NYS Water Services)                    7.500          06/15/2012 7     12/15/2004 1         1,470,706
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS EFC (NYS Water Services)                    7.500          06/15/2012 7     12/15/2004 1            47,057
-----------------------------------------------------------------------------------------------------------------------------------
        525,000     NYS EFC (Occidental Petroleum)                  6.100          11/01/2030       11/01/2007 1           542,183
-----------------------------------------------------------------------------------------------------------------------------------
      1,425,000     NYS EFC (Personal Income Tax)                   5.250          01/01/2022       01/01/2013 1         1,536,079
-----------------------------------------------------------------------------------------------------------------------------------
      8,200,000     NYS EFC (Pilgrim State Sewage Treatment)        6.300          03/15/2016       03/15/2005 1         8,630,090
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS EFC (Riverbank State Park)                  5.125          04/01/2022       04/01/2007 1            10,212
-----------------------------------------------------------------------------------------------------------------------------------
        155,000     NYS EFC (Spring Valley Water Company)           5.650          11/01/2023       11/01/2004 1           157,337
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     NYS EFC (Spring Valley Water Company)           6.300          08/01/2024       02/01/2005 1         2,103,000
-----------------------------------------------------------------------------------------------------------------------------------
      4,250,000     NYS EFC (Waste Management)                      4.450          07/01/2017       07/01/2009 3         4,380,050
-----------------------------------------------------------------------------------------------------------------------------------
      4,260,000     NYS ERDA (Brooklyn Union Gas)                   5.500          01/01/2021       01/01/2008 1         4,502,352
-----------------------------------------------------------------------------------------------------------------------------------
      4,810,000     NYS ERDA (BROOKLYN UNION GAS)                   5.600          06/01/2025       01/14/2005 1         4,886,575
-----------------------------------------------------------------------------------------------------------------------------------
     27,720,000     NYS ERDA (Brooklyn Union Gas)                   6.750          02/01/2024       02/01/2005 1        28,694,358
-----------------------------------------------------------------------------------------------------------------------------------
     12,305,000     NYS ERDA (Brooklyn Union Gas)                   6.750          02/01/2024       11/13/2004 1        12,478,993
-----------------------------------------------------------------------------------------------------------------------------------
    130,640,000     NYS ERDA (Con Ed)                               4.700          06/01/2036       10/03/2005 1       131,772,649
-----------------------------------------------------------------------------------------------------------------------------------
      4,360,000     NYS ERDA (Con Ed)                               6.100          08/15/2020       07/01/2005 1         4,561,563
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS ERDA (Con Ed)                               6.100          08/15/2020       07/01/2005 1            15,771
-----------------------------------------------------------------------------------------------------------------------------------
        255,000     NYS ERDA (Con Ed)                               6.100          08/15/2020       07/01/2005 1           268,066
-----------------------------------------------------------------------------------------------------------------------------------
     35,825,000     NYS ERDA (Con Ed)                               7.125          12/01/2029       12/01/2004 1        36,840,281
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     NYS ERDA (Corning Natural Gas)                  8.250          12/01/2018       12/01/2004 1            72,303
-----------------------------------------------------------------------------------------------------------------------------------
        550,000     NYS ERDA (LILCO)                                5.150          03/01/2016       03/01/2005 1           562,364
-----------------------------------------------------------------------------------------------------------------------------------
        320,000     NYS ERDA (LILCO)                                5.150          03/01/2016       03/01/2005 1           327,194
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS ERDA (LILCO)                                5.150          03/01/2016       03/01/2005 1            35,626
-----------------------------------------------------------------------------------------------------------------------------------
      4,705,000     NYS ERDA (NYSEG)                                6.150          07/01/2026       07/01/2005 1         4,930,087
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS GO                                          5.000          09/15/2017       09/15/2008 1             5,414
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS GO                                          5.300          07/15/2015       07/15/2006 1            26,359
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYS GO                                          5.300          07/15/2017       07/15/2006 1            42,174
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS GO                                          5.500          07/15/2024       07/15/2006 1            26,482
-----------------------------------------------------------------------------------------------------------------------------------
        120,000     NYS GO                                          5.625          10/01/2020       10/01/2005 1           124,963
-----------------------------------------------------------------------------------------------------------------------------------
      2,325,000     NYS GO                                          5.875          08/01/2024 7     08/01/2006 1         2,488,773
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYS GO                                          6.600          12/01/2014       12/01/2004 1            40,322
-----------------------------------------------------------------------------------------------------------------------------------
      1,625,000     NYS HFA (Economic Devel. & Hsg.)                5.250          03/15/2016       03/15/2013 1         1,805,846
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS HFA (General Hsg.)                          6.600          11/01/2005       11/01/2004 1            10,118
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS HFA (General Hsg.)                          6.600          11/01/2006       11/01/2004 1            30,353
-----------------------------------------------------------------------------------------------------------------------------------
        485,000     NYS HFA (HELP-Bronx Hsg.)                       8.050          11/01/2005 7     11/01/2004 1           496,043
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS HFA (Hospital & Nursing Home)               5.500          11/01/2012       11/01/2004 5             5,700
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS HFA (Hospital & Nursing Home)               5.875          11/01/2010       11/01/2004 5            17,147
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS HFA (Hospital & Nursing Home)               5.900          11/01/2005       11/01/2004 5            31,318
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS HFA (Hospital & Nursing Home)               5.900          11/01/2010       11/01/2004 5             5,752
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS HFA (Hospital & Nursing Home)               6.000          11/01/2014       11/01/2004 1            41,643
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS HFA (Hospital & Nursing Home)               6.875          11/01/2004       11/01/2004              10,044
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS HFA (Hospital & Nursing Home)               6.875          11/01/2005       11/01/2004 5             5,275
-----------------------------------------------------------------------------------------------------------------------------------
        185,000     NYS HFA (Hospital & Nursing Home)               6.875          11/01/2007       11/01/2004 5           200,620
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS HFA (Hospital & Nursing Home)               6.875          11/01/2009       11/01/2004 5             5,954
-----------------------------------------------------------------------------------------------------------------------------------
        575,000     NYS HFA (Hospital & Nursing Home)               7.000          11/01/2017       11/01/2004 5           695,463
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     NYS HFA (Meadow Manor)                          7.750          11/01/2019 7     11/01/2004 1            70,041
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS HFA (Monroe County Health Facilities)       7.625          05/01/2005 7     11/01/2004 1            50,237
-----------------------------------------------------------------------------------------------------------------------------------
        120,000     NYS HFA (Multifamily Hsg.)                      0.000 8        11/01/2008       11/01/2004 1            98,417
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     NYS HFA (Multifamily Hsg.)                      0.000 8        11/01/2009       11/01/2004 1           135,646
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS HFA (Multifamily Hsg.)                      0.000 8        11/01/2010       11/01/2004 1            25,568
-----------------------------------------------------------------------------------------------------------------------------------
        165,000     NYS HFA (Multifamily Hsg.)                      0.000 8        11/01/2011       11/01/2004 1           113,870
-----------------------------------------------------------------------------------------------------------------------------------
         95,000     NYS HFA (Multifamily Hsg.)                      0.000 8        11/01/2012       11/01/2004 1            61,618
-----------------------------------------------------------------------------------------------------------------------------------
        610,000     NYS HFA (Multifamily Hsg.)                      0.000 8        11/01/2013       11/01/2006 1           372,948
-----------------------------------------------------------------------------------------------------------------------------------
      5,825,000     NYS HFA (Multifamily Hsg.)                      0.000 8        11/01/2014       11/01/2004 1         3,341,803
-----------------------------------------------------------------------------------------------------------------------------------
     11,425,000     NYS HFA (Multifamily Hsg.)                      0.000 8        11/01/2015       11/01/2004 1         6,175,898
-----------------------------------------------------------------------------------------------------------------------------------
        560,000     NYS HFA (Multifamily Hsg.)                      5.850          08/15/2013 7     02/15/2005 1           563,181
-----------------------------------------------------------------------------------------------------------------------------------
         95,000     NYS HFA (Multifamily Hsg.)                      5.950          08/15/2024 7     02/15/2005 1            95,473
-----------------------------------------------------------------------------------------------------------------------------------
        130,000     NYS HFA (Multifamily Hsg.)                      6.000          08/15/2027 7     02/15/2009 1           135,327
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     NYS HFA (Multifamily Hsg.)                      6.050          08/15/2032       02/15/2007 1            57,190
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     NYS HFA (Multifamily Hsg.)                      6.100          08/15/2016 7     08/15/2008 1         1,043,460
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS HFA (Multifamily Hsg.)                      6.100          08/15/2028       08/15/2006 1            51,967
-----------------------------------------------------------------------------------------------------------------------------------
        400,000     NYS HFA (Multifamily Hsg.)                      6.100          11/15/2036       11/15/2006 1           423,236
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS HFA (Multifamily Hsg.)                      6.200          08/15/2012 7     02/15/2005 1            30,049
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS HFA (Multifamily Hsg.)                      6.250          08/15/2014 7     02/15/2005 1            20,432
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS HFA (Multifamily Hsg.)                      6.250          08/15/2014       02/15/2005 1            35,755
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     NYS HFA (Multifamily Hsg.)                      6.250          08/15/2023 7     02/15/2005 1           150,171
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     NYS HFA (Multifamily Hsg.)                      6.250          08/15/2025       02/15/2005 1           152,681
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     NYS HFA (Multifamily Hsg.)                      6.250          08/15/2027 7     08/15/2008 1           130,068
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     NYS HFA (Multifamily Hsg.)                      6.300          08/15/2026       08/15/2005 1            66,933
-----------------------------------------------------------------------------------------------------------------------------------
        855,000     NYS HFA (Multifamily Hsg.)                      6.350          08/15/2023 7     02/15/2005 1           874,374
-----------------------------------------------------------------------------------------------------------------------------------
        820,000     NYS HFA (Multifamily Hsg.)                      6.450          08/15/2014 7     02/15/2005 1           821,378
-----------------------------------------------------------------------------------------------------------------------------------
      1,210,000     NYS HFA (Multifamily Hsg.)                      6.500          08/15/2024 7     02/15/2005 1         1,211,597
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS HFA (Multifamily Hsg.)                      6.500          08/15/2024       02/15/2005 1            25,034
-----------------------------------------------------------------------------------------------------------------------------------
        665,000     NYS HFA (Multifamily Hsg.)                      6.625          08/15/2012       02/15/2005 1           670,047
-----------------------------------------------------------------------------------------------------------------------------------
      1,620,000     NYS HFA (Multifamily Hsg.)                      6.700          08/15/2025 7     02/15/2005 1         1,629,769
-----------------------------------------------------------------------------------------------------------------------------------
        350,000     NYS HFA (Multifamily Hsg.)                      6.850          11/01/2019 7     11/01/2004 1           357,644
-----------------------------------------------------------------------------------------------------------------------------------
        295,000     NYS HFA (Multifamily Hsg.)                      6.900          08/15/2007 7     02/15/2005 1           295,841
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYS HFA (Multifamily Hsg.)                      6.950          08/15/2012 7     02/15/2005 1           100,200
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYS HFA (Multifamily Hsg.)                      7.000          08/15/2012       02/15/2005 1           100,630
-----------------------------------------------------------------------------------------------------------------------------------
        770,000     NYS HFA (Multifamily Hsg.)                      7.000          08/15/2022       02/15/2005 1           773,704
-----------------------------------------------------------------------------------------------------------------------------------
        350,000     NYS HFA (Multifamily Hsg.)                      7.050          08/15/2024 7     02/15/2005 1           350,511
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS HFA (Multifamily Hsg.)                      7.300          11/01/2004       11/01/2004               5,020
-----------------------------------------------------------------------------------------------------------------------------------
        525,000     NYS HFA (Multifamily Hsg.)                      7.550          11/01/2029       11/01/2004 1           527,609
-----------------------------------------------------------------------------------------------------------------------------------
      2,165,000     NYS HFA (MULTIFAMILY HSG.)                      7.750          11/01/2020 7     11/01/2004 1         2,196,414
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2004       11/01/2004              35,049
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2005       11/01/2004 1            10,113
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2006       11/01/2004 1            25,282
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2007       11/01/2004 1            20,225
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2008       11/01/2004 1            40,450
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2009       11/01/2004 1            10,112
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2011       11/01/2004 1            65,733
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2012       11/01/2004 1            51,103
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS HFA (Nonprofit Hsg.)                        6.200          11/01/2013       11/01/2004 1            15,169
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2004       11/01/2004              25,033
-----------------------------------------------------------------------------------------------------------------------------------
        130,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2005       11/01/2004 1           131,524
-----------------------------------------------------------------------------------------------------------------------------------
        105,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2006       11/01/2004 1           106,174
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2007       11/01/2004 1             5,147
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2008       11/01/2004 1            31,034
-----------------------------------------------------------------------------------------------------------------------------------
        995,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2009       11/01/2004 1         1,020,999
-----------------------------------------------------------------------------------------------------------------------------------
        375,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2010       11/01/2004 1           386,828
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2011       11/01/2004 1            10,345
-----------------------------------------------------------------------------------------------------------------------------------
        765,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2012       11/01/2004 1           782,580
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     NYS HFA (Nonprofit Hsg.)                        6.400          11/01/2013       11/01/2004 1            56,896
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2005       11/01/2004 1            75,884
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2005       11/01/2004 1            30,353
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2006       11/01/2004 1            45,531
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2006       11/01/2004 1             5,059
-----------------------------------------------------------------------------------------------------------------------------------
        180,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2007       11/01/2004 1           185,305
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2007       11/01/2004 1            77,210
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2008       11/01/2004 1            25,862
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2008       11/01/2004 1            46,551
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2009       11/01/2004 1            10,345
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2009       11/01/2004 1            67,241
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2010       11/01/2004 1            20,689
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2011       11/01/2004 1            67,241
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2011       11/01/2004 1             5,172
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2012       11/01/2004 1            41,087
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     NYS HFA (Nonprofit Hsg.)                        6.600          11/01/2013       11/01/2004 1           128,396
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2004       11/01/2004 1           102,018
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2005       11/01/2004 1            15,179
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2007       11/01/2004 1            25,737
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2008       11/01/2004 1            15,517
-----------------------------------------------------------------------------------------------------------------------------------
        220,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2009       11/01/2004 1           226,301
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2010       11/01/2004 1            46,107
-----------------------------------------------------------------------------------------------------------------------------------
      1,420,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2011       11/01/2004 1         1,440,263
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2012       11/01/2004 1            31,034
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     NYS HFA (Nonprofit Hsg.)                        6.750          11/01/2013       11/01/2004 1            62,068
-----------------------------------------------------------------------------------------------------------------------------------
         11,000     NYS HFA (Nonprofit Hsg.)                        6.875          11/01/2010       11/01/2004 1            11,379
-----------------------------------------------------------------------------------------------------------------------------------
      1,295,000     NYS HFA (Nonprofit Hsg.)                        8.400          11/01/2004       11/01/2004           1,319,165
-----------------------------------------------------------------------------------------------------------------------------------
      1,405,000     NYS HFA (Nonprofit Hsg.)                        8.400          11/01/2005       11/01/2004 1         1,431,217
-----------------------------------------------------------------------------------------------------------------------------------
      1,525,000     NYS HFA (Nonprofit Hsg.)                        8.400          11/01/2006       11/01/2004 1         1,553,457
-----------------------------------------------------------------------------------------------------------------------------------
      1,650,000     NYS HFA (Nonprofit Hsg.)                        8.400          11/01/2007       11/01/2004 1         1,680,789
-----------------------------------------------------------------------------------------------------------------------------------
      1,800,000     NYS HFA (Nonprofit Hsg.)                        8.400          11/01/2008       11/01/2004 1         1,859,886
-----------------------------------------------------------------------------------------------------------------------------------
      1,435,000     NYS HFA (NYC Health Facilities)                 6.000          05/01/2007       05/01/2007           1,539,568
-----------------------------------------------------------------------------------------------------------------------------------
      4,165,000     NYS HFA (NYC Health Facilities)                 6.000          05/01/2008       05/01/2006 1         4,444,971
-----------------------------------------------------------------------------------------------------------------------------------
      2,400,000     NYS HFA (Phillips Village)                      7.750          08/15/2017       02/15/2005 1         2,476,992
-----------------------------------------------------------------------------------------------------------------------------------
        160,000     NYS HFA (Service Contract)                      5.500          09/15/2022 7     03/15/2010 1           172,706
-----------------------------------------------------------------------------------------------------------------------------------
        550,000     NYS HFA (Service Contract)                      6.000          03/15/2026       09/15/2006 1           596,382
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS HFA (Service Contract)                      6.375          09/15/2015       09/15/2005 1            26,632
-----------------------------------------------------------------------------------------------------------------------------------
      2,125,000     NYS HFA (SIMEON DEWITT)                         8.000          11/01/2018 7     11/01/2004 1         2,171,219
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     NYS HFA, Series A                               5.800          11/01/2009       05/01/2006 1            62,644
-----------------------------------------------------------------------------------------------------------------------------------
        135,000     NYS HFA, Series A                               5.875          11/01/2010       05/01/2006 1           140,592
-----------------------------------------------------------------------------------------------------------------------------------
      2,240,000     NYS HFA, Series A                               6.100          11/01/2015 7     05/01/2008 1         2,325,254
-----------------------------------------------------------------------------------------------------------------------------------
      4,885,000     NYS HFA, Series A                               6.125          11/01/2020 7     05/01/2006 1         5,073,170
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS LGAC                                        5.375          04/01/2016       04/01/2007 1            26,732
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS LGAC                                        5.375          04/01/2019       04/01/2007 1            32,434
-----------------------------------------------------------------------------------------------------------------------------------
     11,415,000     NYS LGAC                                        5.400          04/01/2015       04/01/2007 1        12,357,422
-----------------------------------------------------------------------------------------------------------------------------------
        445,000     NYS LGSC (SCSB) 9                               6.375          12/15/2009       08/10/2007 2           454,029
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS Medcare (Adult Day Care)                    6.375          11/15/2020       11/15/2005 1            10,659
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS Medcare (Beth Israel Medical Center)        5.000          11/01/2013       11/01/2004 1            20,259
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS Medcare (Beth Israel Medical Center)        6.000          11/01/2012       11/01/2004 1             5,117
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     NYS Medcare (Brookdale Family
                    Care Centers)                                   6.375          11/15/2019       11/15/2005 1           160,091
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS Medcare (Central Suffolk Hospital)          5.875          11/01/2005       11/01/2004 1             5,037
-----------------------------------------------------------------------------------------------------------------------------------
      2,845,000     NYS Medcare (FHA Insured Mtg.)                  6.050          02/15/2015       08/15/2005 1         2,993,481
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS Medcare (FHA Insured Mtg.)                  6.150          02/15/2035       02/15/2005 1            51,685
-----------------------------------------------------------------------------------------------------------------------------------
        250,000     NYS Medcare (FHA Insured Mtg.)                  6.200          02/15/2035       08/15/2005 1           263,098
-----------------------------------------------------------------------------------------------------------------------------------
        800,000     NYS Medcare (Healthcare)                        6.350          11/01/2014 7     11/01/2004 1           840,040
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS Medcare (Hospital & Nursing Home)           5.400          08/15/2033 7     08/15/2005 1            25,303
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS Medcare (Hospital & Nursing Home) 9         5.500          02/15/2022       02/15/2005 1            30,738
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS Medcare (Hospital & Nursing Home)           5.800          02/15/2007       02/15/2005 1            20,460
-----------------------------------------------------------------------------------------------------------------------------------
        130,000     NYS Medcare (Hospital & Nursing Home)           6.100          02/15/2033 7     02/15/2005 1           131,712
-----------------------------------------------------------------------------------------------------------------------------------
        720,000     NYS Medcare (Hospital & Nursing Home)           6.125          02/15/2014 7     02/15/2006 1           741,974
-----------------------------------------------------------------------------------------------------------------------------------
         80,000     NYS Medcare (Hospital & Nursing Home)           6.125          02/15/2015 7     02/15/2006 1            82,758
-----------------------------------------------------------------------------------------------------------------------------------
      1,915,000     NYS Medcare (Hospital & Nursing Home)           6.200          08/15/2013       02/15/2005 1         1,940,546
-----------------------------------------------------------------------------------------------------------------------------------
      1,855,000     NYS Medcare (Hospital & Nursing Home)           6.200          02/15/2021       02/15/2005 1         1,898,166
-----------------------------------------------------------------------------------------------------------------------------------
        120,000     NYS Medcare (Hospital & Nursing Home)           6.200          08/15/2022       02/15/2005 1           125,976
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS Medcare (Hospital & Nursing Home)           6.200          08/15/2022       02/15/2005 1            25,090
-----------------------------------------------------------------------------------------------------------------------------------
      1,435,000     NYS Medcare (Hospital & Nursing Home)           6.200          02/15/2028 7     02/15/2005 1         1,484,680
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     NYS Medcare (Hospital & Nursing Home)           6.250          02/15/2015       08/15/2005 1            73,830
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     NYS Medcare (Hospital & Nursing Home)           6.250          02/15/2027       02/15/2005 1           230,245
-----------------------------------------------------------------------------------------------------------------------------------
        235,000     NYS Medcare (Hospital & Nursing Home)           7.000          08/15/2032       02/15/2005 1           236,008
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS Medcare (Hospital & Nursing Home)           7.300          08/15/2011       02/15/2005 1            30,130
-----------------------------------------------------------------------------------------------------------------------------------
        760,000     NYS Medcare (Hospital & Nursing Home)           7.400          11/01/2016 7     11/01/2004 1           780,064
-----------------------------------------------------------------------------------------------------------------------------------
      1,540,000     NYS Medcare (Hospital & Nursing Home)           7.450          08/15/2031       02/15/2005 1         1,584,198
-----------------------------------------------------------------------------------------------------------------------------------
      1,155,000     NYS Medcare (Hospital & Nursing Home)           9.375          11/01/2016 7     11/01/2004 1         1,212,808
-----------------------------------------------------------------------------------------------------------------------------------
        335,000     NYS Medcare (Hospital & Nursing Home)           10.000         11/01/2006 7     11/01/2004 1           352,152
-----------------------------------------------------------------------------------------------------------------------------------
        135,000     NYS Medcare (Insured Mtg. Nursing)              6.150          02/15/2025       02/15/2005 1           139,552
-----------------------------------------------------------------------------------------------------------------------------------
         95,000     NYS Medcare (Long Term Health Care)             6.100          11/01/2004       11/01/2004              95,350
-----------------------------------------------------------------------------------------------------------------------------------
        240,000     NYS Medcare (Long Term Health Care)             6.400          11/01/2014 7     11/01/2004 1           240,888
-----------------------------------------------------------------------------------------------------------------------------------
      1,915,000     NYS Medcare (Long Term Health Care)             6.450          11/01/2014 7     11/01/2004 1         1,970,918
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS Medcare (Long Term Health Care)             6.700          11/01/2007       11/01/2004 1            45,179
-----------------------------------------------------------------------------------------------------------------------------------
      1,150,000     NYS Medcare (Long Term Health Care)             6.800          11/01/2014 7     11/01/2004 1         1,154,646
-----------------------------------------------------------------------------------------------------------------------------------
        130,000     NYS Medcare (Long Term Health Care)             7.100          11/01/2012 7     11/01/2004 1           130,563
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     NYS Medcare (Long Term Health Care)             7.300          11/01/2005 7     11/01/2004 1           125,559
-----------------------------------------------------------------------------------------------------------------------------------
        115,000     NYS Medcare (Long Term Health Care)             7.375          11/01/2011 7     11/01/2004 1           118,600
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     NYS Medcare (Montefiore Medical Center)         5.700          02/15/2012       02/15/2007 1            87,876
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     NYS Medcare (Montefiore Medical Center)         5.750          02/15/2015       02/15/2005 1            72,414
-----------------------------------------------------------------------------------------------------------------------------------
      6,170,000     NYS Medcare (Montefiore Medical Center)         5.750          02/15/2025 7     12/15/2005 1         6,367,008
-----------------------------------------------------------------------------------------------------------------------------------
        170,000     NYS Medcare (Montefiore Medical Center)         6.000          02/15/2035       02/15/2005 1           175,760
-----------------------------------------------------------------------------------------------------------------------------------
     10,320,000     NYS Medcare (Secured Hospital)                  6.125          08/15/2013 7     02/15/2005 1        10,559,218
-----------------------------------------------------------------------------------------------------------------------------------
        195,000     NYS Medcare (Secured Hospital)                  6.250          02/15/2024 7     02/15/2005 1           199,567
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS Medcare (St. James Mercy Hospital)          6.250          02/15/2025       08/15/2005 1            26,361
-----------------------------------------------------------------------------------------------------------------------------------
     12,320,000     NYS Medcare (St. Luke's Hospital)               5.600          08/15/2013 7     08/15/2005 1        12,711,776
-----------------------------------------------------------------------------------------------------------------------------------
        470,000     NYS Medcare (St. Luke's Hospital)               5.625          08/15/2018 7     08/15/2005 1           478,695
-----------------------------------------------------------------------------------------------------------------------------------
        815,000     NYS Medcare (St. Luke's Hospital)               5.625          08/15/2018       02/15/2005 1           842,058
-----------------------------------------------------------------------------------------------------------------------------------
        180,000     Nys Medcare (St. Luke's Hospital)               5.700          02/15/2029 7     02/15/2005 1           182,279
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     NYS Medcare (St. Luke's Hospital)               5.700          02/15/2029       02/15/2005 1            65,818
-----------------------------------------------------------------------------------------------------------------------------------
        110,000     NYS Medcare (St. Luke's Hospital)               5.700          02/15/2029       02/15/2005 1           111,384
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     NYS Medcare (St. Peter's Hospital)              5.375          11/01/2020       11/01/2004 1           204,434
-----------------------------------------------------------------------------------------------------------------------------------
      1,870,000     NYS Muni Bond Bank Agency (Special
                    Program-City of Buffalo)                        6.875          03/15/2006 7     03/15/2005 1         1,908,522
-----------------------------------------------------------------------------------------------------------------------------------
     10,710,000     NYS Municipal Bond Bank Agency
                    (Special School Purpose)                        5.250          12/01/2019       06/01/2013 1        11,559,839
-----------------------------------------------------------------------------------------------------------------------------------
      2,930,000     NYS Municipal Bond Bank Agency
                    (Special School Purpose)                        5.500          06/01/2015       06/01/2013 1         3,278,729
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     NYS Power Authority, Series A                   5.000          11/15/2018       12/15/2005 1            41,149
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     NYS Power Authority, Series A                   5.000          11/15/2019       12/15/2005 1            51,437
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS Power Authority, Series F                   5.500          01/01/2010       01/01/2005 5            10,822
-----------------------------------------------------------------------------------------------------------------------------------
      1,015,000     NYS Thruway Authority Service
                    Contract (Highway & Bridge)                     6.000          04/01/2011       04/01/2007 1         1,126,457
-----------------------------------------------------------------------------------------------------------------------------------
        385,000     NYS Thruway Authority, Series A                 0.000 8        01/01/2006       01/01/2006             373,874
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     NYS Thruway Authority, Series A                 5.000          04/01/2023       04/01/2014 1         1,052,940
-----------------------------------------------------------------------------------------------------------------------------------
      3,500,000     NYS Thruway Authority, Series A                 5.000          03/15/2024       09/15/2014 1         3,672,935
-----------------------------------------------------------------------------------------------------------------------------------
        445,000     NYS Thruway Authority, Series B                 5.000          01/01/2020 7     01/01/2005 1           454,657
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     NYS Thruway Authority, Series B                 5.125          04/01/2015 7     04/01/2005 1            10,347
-----------------------------------------------------------------------------------------------------------------------------------
     14,915,000     NYS Thruway Authority, Series B                 5.250          04/01/2024       04/01/2009 1        15,987,836
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS Thruway Authority, Series C                 5.250          04/01/2015       04/01/2008 1            21,788
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     NYS Thruway Authority, Series D                 5.500          01/01/2017       01/01/2007 1           537,330
-----------------------------------------------------------------------------------------------------------------------------------
        675,000     NYS Thruway Authority, Series E                 5.250          01/01/2015       01/01/2008 1           730,343
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS UDC (Cornell Center)                        6.000          01/01/2014       01/01/2005 1            20,574
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     NYS UDC (Correctional Facilities)               0.000 8        01/01/2007       01/01/2007              28,351
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     NYS UDC (Correctional Facilities)               5.000          01/01/2020 7     01/01/2008 1            79,490
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000     NYS UDC (Correctional Facilities)               5.875          01/01/2019       01/01/2009 5         5,722,650
-----------------------------------------------------------------------------------------------------------------------------------
          5,000     NYS UDC (Higher Education
                    Technology Grants)                              5.750          04/01/2015       04/01/2005 1             5,199
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000     NYS UDC (Personal Income Tax)                   5.500          03/15/2021       03/15/2013 1         5,546,900
-----------------------------------------------------------------------------------------------------------------------------------
      1,145,000     NYS UDC (Senior Lien)                           5.375          07/01/2022       07/01/2006 1         1,229,581
-----------------------------------------------------------------------------------------------------------------------------------
     14,900,000     NYS UDC (Senior Lien)                           5.500          07/01/2016 7     07/01/2006 1        16,056,836
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     NYS UDC (South Mall) CAB                        0.000 8        01/01/2005       01/01/2005              64,674
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     NYS UDC (South Mall) CAB                        0.000 8        01/01/2005       01/01/2005              19,911
-----------------------------------------------------------------------------------------------------------------------------------
    106,185,000     NYS UDC (South Mall) CAB                        0.000 8        01/01/2011       01/01/2011          76,627,343
-----------------------------------------------------------------------------------------------------------------------------------
      1,020,000     NYS UDC (South Mall) CAB                        0.000 8        01/01/2011       04/08/2008 2           738,633
-----------------------------------------------------------------------------------------------------------------------------------
        895,000     NYS UDC (South Mall) CAB                        0.000 8        01/01/2011       04/08/2008 2           645,868
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000     NYS UDC (Subordinated Lien)                     5.125          07/01/2020       07/01/2014 1         4,271,880
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     NYS UDC (Subordinated Lien)                     5.125          07/01/2021       07/01/2014 1         1,062,220
-----------------------------------------------------------------------------------------------------------------------------------
      4,155,000     NYS UDC (Subordinated Lien)                     5.500          07/01/2016       07/01/2008 1         4,428,316
-----------------------------------------------------------------------------------------------------------------------------------
      6,100,000     NYS UDC (Subordinated Lien)                     5.500          07/01/2022 7     07/01/2008 1         6,505,650
-----------------------------------------------------------------------------------------------------------------------------------
      5,395,000     NYS UDC (Subordinated Lien)                     5.500          07/01/2026       07/01/2006 1         5,729,112
-----------------------------------------------------------------------------------------------------------------------------------
      6,630,000     NYS UDC (Subordinated Lien)                     5.600          07/01/2026 7     07/01/2008 1         7,055,978
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     NYS UDC (Syracuse University
                    Science & Technology Center)                    5.500          01/01/2014       01/01/2005 1            25,218
-----------------------------------------------------------------------------------------------------------------------------------
        680,000     NYS UDC (Syracuse University)                   5.500          01/01/2014       01/01/2005 1           686,419
-----------------------------------------------------------------------------------------------------------------------------------
        155,000     NYS UDC, Series A                               5.500          04/01/2016 7     04/01/2006 1           165,912
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     NYS UDC, Series A                               5.500          04/01/2019       04/01/2006 1            48,140
-----------------------------------------------------------------------------------------------------------------------------------
      1,120,000     Oneida County IDA (Bonide Products)             5.750          11/01/2007       05/24/2006 2         1,112,978
-----------------------------------------------------------------------------------------------------------------------------------
      2,285,000     Oneida County IDA (Faxton Hospital)             6.625          01/01/2015 7     01/01/2010 1         2,607,756
-----------------------------------------------------------------------------------------------------------------------------------
        600,000     Oneida County IDA (Presbyterian Home)           6.100          06/01/2020       06/01/2010 1           657,072
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     Oneida County IDA (Presbyterian Home)           6.250          06/01/2015       06/01/2010 1         1,113,240
-----------------------------------------------------------------------------------------------------------------------------------
      3,895,000     Oneida Healthcare Corp.                         5.500          02/01/2016 7     02/01/2011 1         4,232,151
-----------------------------------------------------------------------------------------------------------------------------------
        155,000     Oneida-Herkimer SWMA                            6.750          04/01/2014 7     04/01/2005 1           156,046
-----------------------------------------------------------------------------------------------------------------------------------
        190,000     Onondaga County IDA (Coltec Industries)         7.250          06/01/2008 7     12/01/2004 1           194,703
-----------------------------------------------------------------------------------------------------------------------------------
        365,000     Onondaga County IDA (Coltec Industries)         9.875          10/01/2010       04/01/2005 1           381,936
-----------------------------------------------------------------------------------------------------------------------------------
      2,605,000     Onondaga County IDA (Le Moyne College)          5.000          12/01/2012       07/22/2010 4         2,772,371
-----------------------------------------------------------------------------------------------------------------------------------
        920,000     Onondaga County IDA (Le Moyne College)          5.500          03/01/2014       03/01/2009 1           971,971
-----------------------------------------------------------------------------------------------------------------------------------
     11,460,000     Onondaga County Res Rec                         5.000          05/01/2006       08/06/2005 2        11,353,078
-----------------------------------------------------------------------------------------------------------------------------------
     26,615,000     Onondaga County Res Rec                         5.000          05/01/2010       08/24/2008 2        25,190,831
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     Orange County IDA (Adult Homes at
                    Erie Station)                                   6.000          08/01/2011       10/25/2008 2           128,218
-----------------------------------------------------------------------------------------------------------------------------------
        210,000     Orange County IDA (Glen Arden)                  5.350          01/01/2007       01/01/2007             207,230
-----------------------------------------------------------------------------------------------------------------------------------
        230,000     Orange County IDA (Glen Arden)                  5.400          01/01/2008       01/01/2008             224,961
-----------------------------------------------------------------------------------------------------------------------------------
        295,000     Orange County IDA (Kingston
                    Manufacturing) 9, 11                            7.250          11/01/2003       11/01/2004             143,813
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     Orange County IDA (Mental Health)               6.000          05/01/2008       05/01/2006 1            42,639
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     Orange County IDA (Mental Health)               6.125          05/01/2016 7     05/01/2008 1            62,804
-----------------------------------------------------------------------------------------------------------------------------------
      5,065,000     Orange County IDA (St. Luke's Cornwall
                    Hospital Obligated Group)                       6.000          12/01/2016 7     12/01/2011 1         5,701,822
-----------------------------------------------------------------------------------------------------------------------------------
      1,920,000     Orange County IDA (St. Luke's Cornwall
                    Hospital Obligated Group)                       6.000          12/01/2016 7     12/01/2011 1         2,161,402
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     Oswego County Ida (Seneca Hill Manor)           5.650          08/01/2037       08/01/2007 1           214,424
-----------------------------------------------------------------------------------------------------------------------------------
        575,000     Otsego County IDA (Mary Imogene
                    Bassett Hospital)                               5.350          11/01/2020       11/01/2008 1           606,039
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     Philadelphia, NY GO                             7.500          12/15/2009       12/15/2009              60,095
-----------------------------------------------------------------------------------------------------------------------------------
     21,985,000     Port Authority  NY/NJ (Delta Air Lines)         6.950          06/01/2008       06/01/2008          21,567,945
-----------------------------------------------------------------------------------------------------------------------------------
     59,230,000     Port Authority  NY/NJ (JFK International
                    Air Terminal)                                   5.750          12/01/2022 7     12/01/2007 1        64,656,060
-----------------------------------------------------------------------------------------------------------------------------------
      9,035,000     Port Authority  NY/NJ (JFK International
                    Air Terminal)                                   5.750          12/01/2025       12/01/2007 1         9,685,610
-----------------------------------------------------------------------------------------------------------------------------------
     28,990,000     Port Authority  NY/NJ (JFK International
                    Air Terminal)                                   5.900          12/01/2017 7     12/01/2007 1        31,942,342
-----------------------------------------------------------------------------------------------------------------------------------
      5,955,000     Port Authority  NY/NJ (JFK International
                    Air Terminal)                                   6.250          12/01/2010       12/01/2010           6,769,942
-----------------------------------------------------------------------------------------------------------------------------------
     14,275,000     Port Authority  NY/NJ (KIAC)                    6.750          10/01/2011       10/01/2006 1        14,926,939
-----------------------------------------------------------------------------------------------------------------------------------
     19,100,000     Port Authority  NY/NJ (KIAC)                    6.750          10/01/2019 7     10/01/2008 1        19,453,732
-----------------------------------------------------------------------------------------------------------------------------------
      9,300,000     Port Authority  NY/NJ (KIAC)                    7.000          10/01/2007       04/25/2006 2         9,633,777
-----------------------------------------------------------------------------------------------------------------------------------
      9,175,000     Port Authority  NY/NJ RITES 9                  10.545 14       06/01/2012       06/01/2012          12,170,362
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     Port Authority  NY/NJ, 100th Series             5.625          12/15/2010       06/15/2005 1            20,733
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     Port Authority  NY/NJ, 100th Series             5.750          12/15/2015       06/15/2005 1            15,562
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Port Authority  NY/NJ, 100th Series             5.750          12/15/2020       06/15/2005 1            25,897
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     Port Authority  NY/NJ, 100th Series             5.750          12/15/2020       06/15/2005 1            41,418
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Port Authority  NY/NJ, 100th Series             5.750          06/15/2030       06/15/2005 1            25,840
-----------------------------------------------------------------------------------------------------------------------------------
     10,465,000     Port Authority  NY/NJ, 100th Series             5.750          06/15/2030       06/15/2005 1        10,806,473
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     Port Authority  NY/NJ, 100th Series             5.750          06/15/2030       06/15/2005 1            72,284
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     Port Authority  NY/NJ, 101st Series             5.750          09/15/2015       09/15/2005 1           207,822
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     Port Authority  NY/NJ, 104th Series             5.200          07/15/2017       01/15/2006 1         1,046,810
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     Port Authority  NY/NJ, 105th Series             6.250          09/01/2006       03/01/2006 1         2,136,640
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     Port Authority  NY/NJ, 106th Series             6.000          07/01/2015       07/01/2006 1            32,057
-----------------------------------------------------------------------------------------------------------------------------------
      3,455,000     Port Authority  NY/NJ, 107th Series             5.250          10/15/2012       10/15/2006 1         3,666,308
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     Port Authority  NY/NJ, 107th Series             5.375          10/15/2013       10/15/2006 1            53,181
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     Port Authority  NY/NJ, 107th Series             5.375          10/15/2016       10/15/2006 1            10,346
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Port Authority  NY/NJ, 107th Series             5.375          10/15/2016       10/15/2006 1            26,278
-----------------------------------------------------------------------------------------------------------------------------------
        175,000     Port Authority  NY/NJ, 108th Series             5.500          07/15/2013       01/15/2007 1           187,817
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     Port Authority  NY/NJ, 109th Series             5.375          07/15/2027       01/15/2007 1            63,356
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     Port Authority  NY/NJ, 110th Series             5.375          07/01/2017       07/01/2007 1            47,645
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     Port Authority  NY/NJ, 111th Series             5.000          10/01/2022 7     10/01/2007 1           234,383
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     Port Authority  NY/NJ, 112th Series             5.000          12/01/2017       06/01/2005 1            20,447
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     Port Authority  NY/NJ, 112th Series             5.000          06/01/2018 7     06/02/2007 1            30,670
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Port Authority  NY/NJ, 112th Series             5.250          12/01/2012       06/01/2005 1           103,012
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     Port Authority  NY/NJ, 112th Series             5.250          12/01/2013       06/01/2005 1            51,506
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     Port Authority  NY/NJ, 112th Series             5.250          12/01/2013       06/01/2005 1         2,058,200
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Port Authority  NY/NJ, 116th Series             5.250          10/01/2015       11/01/2005 1            26,100
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000     Port Authority  NY/NJ, 119th Series             5.250          09/15/2012       09/15/2006 1        10,624,300
-----------------------------------------------------------------------------------------------------------------------------------
      7,250,000     Port Authority  NY/NJ, 119th Series             5.500          09/15/2016       09/15/2006 1         7,659,770
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     Port Authority  NY/NJ, 119th Series             5.500          09/15/2017       09/15/2006 1           211,304
-----------------------------------------------------------------------------------------------------------------------------------
        240,000     Port Authority  NY/NJ, 119th Series             5.500          09/15/2019       09/15/2006 1           253,565
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     Port Authority  NY/NJ, 122th Series             5.500          07/15/2011       07/15/2008 1         2,182,460
-----------------------------------------------------------------------------------------------------------------------------------
     13,620,000     Port Authority  NY/NJ, 122th Series             5.500          07/15/2014       07/15/2008 1        14,904,502
-----------------------------------------------------------------------------------------------------------------------------------
     14,315,000     Port Authority  NY/NJ, 122th Series             5.500          07/15/2015       07/15/2008 1        15,364,003
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     Port Authority  NY/NJ, 94th Series              5.800          12/01/2012       12/01/2004 1            45,734
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Port Authority  NY/NJ, 94th Series              6.000          12/01/2014       12/01/2004 1           101,665
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     Port Authority  NY/NJ, 94th Series              6.000          12/01/2015       12/01/2004 1           203,382
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     Port Authority  NY/NJ, 94th Series              6.000          12/01/2016       12/01/2004 1            15,252
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Port Authority  NY/NJ, 94th Series              6.000          06/01/2017       12/01/2004 1           101,680
-----------------------------------------------------------------------------------------------------------------------------------
        900,000     Port Authority  NY/NJ, 95th Series              5.500          09/01/2012       03/01/2006 1           947,709
-----------------------------------------------------------------------------------------------------------------------------------
        310,000     Port Authority  NY/NJ, 97th Series              6.500          07/15/2019       01/15/2005 1           317,189
-----------------------------------------------------------------------------------------------------------------------------------
      9,425,000     Port Authority  NY/NJ, 98th Series              6.000          08/01/2011       02/01/2005 1         9,639,796
-----------------------------------------------------------------------------------------------------------------------------------
     10,710,000     Port Authority  NY/NJ, 98th Series              6.125          08/01/2013       02/01/2005 1        10,958,579
-----------------------------------------------------------------------------------------------------------------------------------
     12,590,000     Port Authority  NY/NJ, 98th Series              6.200          02/01/2015       02/01/2005 1        12,888,005
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     Port Authority  NY/NJ, 99th Series              5.750          11/01/2014       05/01/2005 1           206,128
-----------------------------------------------------------------------------------------------------------------------------------
      7,665,000     Port Authority  NY/NJ, 99th Series              5.900          11/01/2011       05/01/2005 1         7,906,524
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     Port Chester Community Devel. Corp.
                    (Section 8), Series A                           5.500          08/01/2017 7     02/01/2005 1           522,960
-----------------------------------------------------------------------------------------------------------------------------------
        400,000     Port Chester Community Devel. Corp.
                    (Section 8), Series A                           5.600          02/01/2024       02/01/2005 1           418,224
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     Port Chester IDA (Nadel Industries)             6.750          02/01/2006       08/08/2005 2            31,018
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Port Chester IDA (Nadel Industries)             7.000          02/01/2016       02/01/2008 5            27,800
-----------------------------------------------------------------------------------------------------------------------------------
      1,630,000     Poughkeepsie IDA (Eastman & Bixby
                    Redevelopment Corp.)                            5.900          08/01/2020       08/01/2010 1         1,752,967
-----------------------------------------------------------------------------------------------------------------------------------
        750,000     Putnam County IDA (Brewster Plastics)           7.375          12/01/2008       01/18/2007 2           750,960
-----------------------------------------------------------------------------------------------------------------------------------
      3,780,000     Rensselaer County Tobacco Asset
                    Securitization Corp.                            5.200          06/01/2025       03/10/2010 2         3,479,150
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     Rensselaer Hsg. Authority (Renwyck)             7.650          01/01/2011       01/01/2005 1           127,769
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     Rensselaer Municipal Leasing Corp.
                    (Rensselaer County Nursing Home)                6.900          06/01/2024       06/01/2006 1            61,022
-----------------------------------------------------------------------------------------------------------------------------------
      1,700,000     Riverhead HDC (Riverpointe Apartments)          5.850          08/01/2010       11/06/2008 4         1,714,416
-----------------------------------------------------------------------------------------------------------------------------------
        545,000     Rochester Hsg. Authority (Crossroads
                    Apartments)                                     7.300          07/01/2005       04/01/2005 2           544,575
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000     Rochester Hsg. Authority (Crossroads
                    Apartments)                                     7.700          01/01/2017 7     07/24/2012 2         5,844,420
-----------------------------------------------------------------------------------------------------------------------------------
        400,000     Rochester Hsg. Authority (Stonewood
                    Village)                                        5.900          09/01/2009       10/09/2007 2           395,488
-----------------------------------------------------------------------------------------------------------------------------------
     11,940,000     Rockland County Tobacco Asset
                    Securitization Corp.                            5.500          08/15/2025       06/12/2012 2        11,240,555
-----------------------------------------------------------------------------------------------------------------------------------
        245,000     Rockland Gardens Hsg. Corp.                    10.500          05/01/2011       11/01/2004 1           247,151
-----------------------------------------------------------------------------------------------------------------------------------
         80,000     Rome HDC, Series A                              6.250          01/01/2024       07/01/2008 1            85,529
-----------------------------------------------------------------------------------------------------------------------------------
        270,000     Rome Hsg. Corp.                                 7.000          01/01/2026 7     01/01/2005 1           270,381
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     Roxbury CSD GO                                  6.400          06/15/2010       06/15/2005 1           233,825
-----------------------------------------------------------------------------------------------------------------------------------
        235,000     Roxbury CSD GO                                  6.400          06/15/2011       06/15/2005 1           243,803
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     Saratoga County IDA (Saratoga Hospital)         5.000          12/01/2014       12/01/2014             525,945
-----------------------------------------------------------------------------------------------------------------------------------
      1,725,000     Saratoga County IDA (Saratoga Hospital/
                    Saratoga Care/Benedict Community
                    Health Center)                                  5.750          12/01/2023       12/01/2005 1         1,797,795
-----------------------------------------------------------------------------------------------------------------------------------
      6,540,000     Saratoga County IDA (Saratoga Hospital/
                    Saratoga Care/Benedict Community
                    Health Center)                                  5.750          12/01/2033       12/01/2005 1         6,808,990
-----------------------------------------------------------------------------------------------------------------------------------
        770,000     Saratoga County IDA (Saratoga Sheraton)         6.750          12/31/2007       02/18/2006 2           758,350
-----------------------------------------------------------------------------------------------------------------------------------
      7,000,000     Schenectady Tax Anticipation Notes              6.250          12/30/2004       12/30/2004           6,990,200
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Scotia GO                                       6.100          01/15/2012       01/01/2005 1            25,543
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     SONYMA, Series 24                               5.875          10/01/2015       07/01/2010 1         2,143,620
-----------------------------------------------------------------------------------------------------------------------------------
      8,745,000     SONYMA, Series 24                               6.050          04/01/2020 7     07/01/2010 1         9,132,229
-----------------------------------------------------------------------------------------------------------------------------------
      3,600,000     SONYMA, Series 27                               5.800          10/01/2020 7     04/01/2010 1         3,820,500
-----------------------------------------------------------------------------------------------------------------------------------
        130,000     SONYMA, Series 27                               5.875          04/01/2030 7     04/01/2010 1           138,888
-----------------------------------------------------------------------------------------------------------------------------------
      8,125,000     SONYMA, Series 29                               5.400          10/01/2022 7     10/01/2010 1         8,461,294
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     SONYMA, Series 30                               5.800          10/01/2025       02/01/2006 1            45,555
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     SONYMA, Series 30-C                             5.850          10/01/2025 7     10/01/2005 1            35,026
-----------------------------------------------------------------------------------------------------------------------------------
        115,000     SONYMA, Series 30-C2                            5.800          10/01/2025       02/01/2006 1           116,419
-----------------------------------------------------------------------------------------------------------------------------------
        400,000     SONYMA, Series 31                               5.200          10/01/2021       04/01/2011 1           411,704
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     SONYMA, Series 33                               5.400          10/01/2017       03/01/2005 1           204,660
-----------------------------------------------------------------------------------------------------------------------------------
        325,000     SONYMA, Series 33                               5.400          10/10/2017       03/01/2005 1           332,599
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     SONYMA, Series 34                               5.550          09/30/2025 7     03/01/2006 1            15,150
-----------------------------------------------------------------------------------------------------------------------------------
        560,000     SONYMA, Series 35                               5.300          10/01/2016       03/01/2005 1           569,884
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     SONYMA, Series 37-A                             5.750          04/01/2005       04/01/2005 1            20,370
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     SONYMA, Series 39                               5.750          10/01/2010 7     04/01/2006 1           102,169
-----------------------------------------------------------------------------------------------------------------------------------
        285,000     SONYMA, Series 49                               5.800          10/01/2013       06/29/2005 1           294,322
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     SONYMA, Series 53                               5.750          10/01/2011 7     01/04/2008 1            52,222
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     SONYMA, Series 53                               5.900          10/01/2017       01/04/2006 1            77,558
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     SONYMA, Series 55                               5.950          10/01/2017 7     04/01/2006 1            88,459
-----------------------------------------------------------------------------------------------------------------------------------
        230,000     SONYMA, Series 63                               6.000          04/01/2017 7     04/01/2009 1           242,503
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     SONYMA, Series 64                               5.800          10/01/2017       04/01/2007 1            10,571
-----------------------------------------------------------------------------------------------------------------------------------
        190,000     SONYMA, Series 64                               5.900          10/01/2027 7     04/01/2009 1           198,267
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     SONYMA, Series 66                               5.600          10/01/2017       07/01/2007 1           158,691
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     SONYMA, Series 67                               5.600          10/01/2014 7     09/01/2009 1           105,317
-----------------------------------------------------------------------------------------------------------------------------------
      1,065,000     SONYMA, Series 67                               5.700          10/01/2017 7     09/01/2007 1         1,117,206
-----------------------------------------------------------------------------------------------------------------------------------
        205,000     SONYMA, Series 67                               5.800          10/01/2028 7     09/01/2008 1           216,884
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     SONYMA, Series 67                               5.800          10/01/2028       09/01/2007 1            41,676
-----------------------------------------------------------------------------------------------------------------------------------
        845,000     SONYMA, Series 70                               5.375          10/01/2017 7     03/01/2010 1           886,929
-----------------------------------------------------------------------------------------------------------------------------------
        220,000     SONYMA, Series 73-B                             5.450          10/01/2024 7     09/30/2009 1           223,078
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     SONYMA, Series 77                               5.900          04/01/2013       11/23/2009 1            30,909
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     SONYMA, Series 78                               5.800          10/01/2014       11/23/2009 1            32,104
-----------------------------------------------------------------------------------------------------------------------------------
        140,000     SONYMA, Series 80                               5.100          10/01/2017 7     03/01/2009 1           146,923
-----------------------------------------------------------------------------------------------------------------------------------
      5,350,000     SONYMA, Series 82                               5.550          10/01/2019 7     10/01/2009 1         5,618,463
-----------------------------------------------------------------------------------------------------------------------------------
     25,000,000     SONYMA, Series 83                               5.450          04/01/2018 7     10/01/2009 1        26,524,250
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     SONYMA, Series 83                               5.550          10/01/2027       10/01/2009 1            46,639
-----------------------------------------------------------------------------------------------------------------------------------
        120,000     SONYMA, Series 84                               5.900          04/01/2022 7     09/01/2009 1           125,634
-----------------------------------------------------------------------------------------------------------------------------------
      6,445,000     SONYMA, Series 84                               5.950          04/01/2030 7     09/01/2009 1         6,722,780
-----------------------------------------------------------------------------------------------------------------------------------
        370,000     SONYMA, Series 90                               5.750          10/01/2021       09/27/2005 4           371,258
-----------------------------------------------------------------------------------------------------------------------------------
     19,810,000     SONYMA, Series 94                               5.900          10/01/2030 7     04/01/2010 1        20,709,770
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     SONYMA, Series 95                               5.500          10/01/2017 7     04/01/2010 1         2,138,720
-----------------------------------------------------------------------------------------------------------------------------------
      6,100,000     SONYMA, Series 97                               5.400          10/01/2021 7     04/01/2011 1         6,387,310
-----------------------------------------------------------------------------------------------------------------------------------
         80,000     Springville HDC (Springbrook)                   5.950          01/01/2010       10/31/2007 4            81,411
-----------------------------------------------------------------------------------------------------------------------------------
        480,000     St. Lawrence County IDA (PACES)                 5.875          06/30/2007       07/15/2006 2           472,627
-----------------------------------------------------------------------------------------------------------------------------------
        450,000     Suffolk County IDA (ACLD)                       5.750          03/01/2006       09/03/2005 2           449,834
-----------------------------------------------------------------------------------------------------------------------------------
        895,000     Suffolk County IDA (ALIA-CCDRCA)                7.000          06/01/2016       09/11/2011 4           957,954
-----------------------------------------------------------------------------------------------------------------------------------
      1,080,000     Suffolk County IDA (ALIA-FREE)                  7.000          06/01/2016       09/12/2011 4         1,155,967
-----------------------------------------------------------------------------------------------------------------------------------
        940,000     Suffolk County IDA (ALIA-IGHL)                  6.500          12/01/2013       05/07/2010 2           976,782
-----------------------------------------------------------------------------------------------------------------------------------
        510,000     Suffolk County IDA (ALIA-WORCA)                 7.000          06/01/2016       09/02/2011 4           545,873
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Suffolk County IDA (Dowling College)            6.400          12/01/2005       12/01/2005              25,321
-----------------------------------------------------------------------------------------------------------------------------------
        240,000     Suffolk County IDA (Dowling College)            6.500          12/01/2006       12/01/2006             243,622
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     Suffolk County IDA (Dowling College)            6.625          06/01/2024       12/29/2016 2            49,614
-----------------------------------------------------------------------------------------------------------------------------------
        575,000     Suffolk County IDA (Family Residences),
                    Series A                                        6.375          12/01/2018       10/20/2012 2           599,564
-----------------------------------------------------------------------------------------------------------------------------------
      3,760,000     Suffolk County IDA (Family Residences),
                    Series A                                        6.375          12/01/2018       01/12/2013 2         3,920,627
-----------------------------------------------------------------------------------------------------------------------------------
      1,365,000     Suffolk County IDA (Huntington First
                    Aid Squad)                                      6.025          11/01/2008       12/15/2006 2         1,405,936
-----------------------------------------------------------------------------------------------------------------------------------
        735,000     Suffolk County IDA (L.I. Network
                    Community Services)                             7.000          02/01/2014       02/01/2010 2           744,489
-----------------------------------------------------------------------------------------------------------------------------------
        290,000     Suffolk County IDA (Mattituck-
                    Laurel Library)                                 6.000          09/01/2019 7     09/01/2010 1           338,859
-----------------------------------------------------------------------------------------------------------------------------------
        165,000     Suffolk County IDA (Peconic Landing
                    Retirement Home)                                7.000          10/01/2030       10/01/2005 3           166,312
-----------------------------------------------------------------------------------------------------------------------------------
        130,000     Suffolk County IDA (Rimland Facilities) 9       3.563 15       12/01/2004       12/01/2004             129,886
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Suffolk County Water Authority                  5.750          06/01/2010       12/01/2004 1           112,833
-----------------------------------------------------------------------------------------------------------------------------------
         30,000     Sullivan County GO                              5.100          03/15/2011       03/15/2005 1            30,383
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     Syracuse IDA (Crouse Irving Companies)          5.250          01/01/2017       01/01/2010 1            88,491
-----------------------------------------------------------------------------------------------------------------------------------
      2,110,000     Syracuse IDA (Crouse Irving Health
                    Hospital)                                       5.125          01/01/2009       02/07/2007 2         1,726,064
-----------------------------------------------------------------------------------------------------------------------------------
        765,000     Syracuse IDA (One Center Armory Garage)         6.750          12/01/2017       12/01/2004 1           791,622
-----------------------------------------------------------------------------------------------------------------------------------
        915,000     Syracuse SCHC (East Hill Village
                    Apartments)                                     6.125          11/01/2010       01/26/2008 2           899,033
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000     Tobacco Settlement Financing Corp. (TASC)       5.250          06/01/2012       06/01/2006 1         3,149,850
-----------------------------------------------------------------------------------------------------------------------------------
     11,905,000     Tobacco Settlement Financing Corp. (TASC)       5.250          06/01/2013       06/01/2008 1        12,814,066
-----------------------------------------------------------------------------------------------------------------------------------
      4,420,000     Tobacco Settlement Financing Corp. (TASC)       5.250          06/01/2013       06/01/2008 1         4,818,330
-----------------------------------------------------------------------------------------------------------------------------------
      2,220,000     Tobacco Settlement Financing Corp. (TASC)       5.250          06/01/2021       06/01/2013 1         2,390,296
-----------------------------------------------------------------------------------------------------------------------------------
     21,235,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2010       06/01/2005 1        21,800,488
-----------------------------------------------------------------------------------------------------------------------------------
     19,550,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2014       06/01/2009 1        21,295,424
-----------------------------------------------------------------------------------------------------------------------------------
      8,250,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2015       06/01/2010 1         9,111,465
-----------------------------------------------------------------------------------------------------------------------------------
     11,900,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2016       06/01/2008 1        12,950,889
-----------------------------------------------------------------------------------------------------------------------------------
      5,020,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2017       06/01/2011 1         5,482,794
-----------------------------------------------------------------------------------------------------------------------------------
     21,000,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2018       06/01/2012 1        23,039,730
-----------------------------------------------------------------------------------------------------------------------------------
     20,500,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2019       06/01/2013 1        22,614,370
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2020       06/01/2013 1         1,093,970
-----------------------------------------------------------------------------------------------------------------------------------
     18,395,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2021       06/01/2013 1        20,053,677
-----------------------------------------------------------------------------------------------------------------------------------
     14,965,000     Tobacco Settlement Financing Corp. (TASC)       5.500          06/01/2022       06/01/2013 1        16,212,782
-----------------------------------------------------------------------------------------------------------------------------------
        900,000     Tompkins County IDA (Kendall at Ithaca)         5.750          07/01/2018       07/01/2008 1           932,877
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     Tompkins County IDA (Kendall at Ithaca)         6.000          07/01/2024       07/01/2008 1         2,079,620
-----------------------------------------------------------------------------------------------------------------------------------
        280,000     Tompkins Health Care Corp.
                    (Reconstruction Home)                          10.800          02/01/2028 7     08/01/2012 1           303,750
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Tompkins Health Care Corp.
                    (Recontruction Home)                            5.875          02/01/2033       02/01/2005 1            25,323
-----------------------------------------------------------------------------------------------------------------------------------
      2,410,000     Tonawanda HDC (Tonawanda Towers)                6.150          10/01/2011       10/01/2007 1         2,582,411
-----------------------------------------------------------------------------------------------------------------------------------
        580,000     TSASC, Inc. (TFABs)                             3.750          07/15/2008       07/15/2008             557,241
-----------------------------------------------------------------------------------------------------------------------------------
         80,000     TSASC, Inc. (TFABs)                             4.000          07/15/2009       07/15/2009              75,790
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     TSASC, Inc. (TFABs)                             4.250          07/15/2010       07/15/2010              42,549
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     TSASC, Inc. (TFABs)                             4.500          07/15/2012       07/15/2012              56,036
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     TSASC, Inc. (TFABs)                             5.000          07/15/2014       07/15/2014              72,321
-----------------------------------------------------------------------------------------------------------------------------------
      2,325,000     TSASC, Inc. (TFABs)                             5.250          07/15/2011       07/15/2005 6         2,367,176
-----------------------------------------------------------------------------------------------------------------------------------
        405,000     TSASC, Inc. (TFABs)                             5.250          07/15/2011       07/15/2011             401,436
-----------------------------------------------------------------------------------------------------------------------------------
      2,150,000     TSASC, Inc. (TFABs)                             5.375          07/15/2011       07/15/2006 6         2,188,829
-----------------------------------------------------------------------------------------------------------------------------------
      2,440,000     TSASC, Inc. (TFABs)                             5.375          07/15/2012       07/15/2006 6         2,490,825
-----------------------------------------------------------------------------------------------------------------------------------
        225,000     TSASC, Inc. (TFABs)                             5.400          07/15/2012       07/15/2007 6           229,682
-----------------------------------------------------------------------------------------------------------------------------------
      2,825,000     TSASC, Inc. (TFABs)                             5.500          07/15/2013       07/15/2007 6         2,890,766
-----------------------------------------------------------------------------------------------------------------------------------
        295,000     TSASC, Inc. (TFABs)                             5.500          07/15/2013       07/15/2008 6           301,868
-----------------------------------------------------------------------------------------------------------------------------------
        690,000     TSASC, Inc. (TFABs)                             5.500          07/15/2013       07/15/2012 1           689,696
-----------------------------------------------------------------------------------------------------------------------------------
     42,170,000     TSASC, Inc. (TFABs)                             5.500          07/15/2024       07/19/2014 2        40,905,322
-----------------------------------------------------------------------------------------------------------------------------------
        315,000     TSASC, Inc. (TFABs)                             5.600          07/15/2014       07/15/2008 6           323,064
-----------------------------------------------------------------------------------------------------------------------------------
      5,315,000     TSASC, Inc. (TFABs)                             5.700          07/15/2014       07/15/2009 4         5,418,058
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     TSASC, Inc. (TFABs)                             5.750          07/15/2015       07/15/2009 4           153,278
-----------------------------------------------------------------------------------------------------------------------------------
        250,000     TSASC, Inc. (TFABs)                             5.875          07/15/2015       07/15/2010 1           253,275
-----------------------------------------------------------------------------------------------------------------------------------
      6,575,000     TSASC, Inc. (TFABs)                             5.875          07/15/2016       07/15/2010 1         6,628,784
-----------------------------------------------------------------------------------------------------------------------------------
      3,500,000     TSASC, Inc. (TFABs)                             5.900          07/15/2017       07/15/2010 1         3,532,900
-----------------------------------------------------------------------------------------------------------------------------------
        275,000     TSASC, Inc. (TFABs)                             5.900          07/15/2017       07/15/2010 1           277,585
-----------------------------------------------------------------------------------------------------------------------------------
      1,100,000     TSASC, Inc. (TFABs)                             6.000          07/15/2018       07/15/2010 1         1,107,623
-----------------------------------------------------------------------------------------------------------------------------------
      2,470,000     TSASC, Inc. (TFABs)                             6.000          07/15/2018       07/15/2010 1         2,487,117
-----------------------------------------------------------------------------------------------------------------------------------
      4,900,000     TSASC, Inc. (TFABs)                             6.000          07/15/2019       07/15/2010 1         4,933,957
-----------------------------------------------------------------------------------------------------------------------------------
      4,495,000     TSASC, Inc. (TFABs)                             6.000          07/15/2019       07/15/2010 1         4,526,150
-----------------------------------------------------------------------------------------------------------------------------------
      5,185,000     TSASC, Inc. (TFABs)                             6.000          07/15/2020       07/15/2010 1         5,220,932
-----------------------------------------------------------------------------------------------------------------------------------
      2,255,000     TSASC, Inc. (TFABs)                             6.000          07/15/2020       07/15/2010 1         2,270,627
-----------------------------------------------------------------------------------------------------------------------------------
      2,250,000     TSASC, Inc. (TFABs)                             6.000          07/15/2021       07/15/2012 1         2,260,125
-----------------------------------------------------------------------------------------------------------------------------------
     46,800,000     TSASC, Inc. (TFABs)                             6.250          07/15/2027       07/15/2010 1        47,348,496
-----------------------------------------------------------------------------------------------------------------------------------
     16,805,000     TSASC, Inc. (TFABs)                             6.250          07/15/2034 7     07/15/2010 1        16,961,118
-----------------------------------------------------------------------------------------------------------------------------------
     64,475,000     TSASC, Inc. (TFABs)                             6.375          07/15/2039 7     07/15/2010 1        65,462,757
-----------------------------------------------------------------------------------------------------------------------------------
        355,000     Ulster County IDA (Benedictine Hospital)        6.050          06/01/2005       06/01/2005             355,380
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Ulster County IDA (Benedictine Hospital)        6.250          06/01/2008       06/16/2007 2           100,574
-----------------------------------------------------------------------------------------------------------------------------------
     10,650,000     Ulster County Tobacco Asset
                    Securitization Corp.                            6.750          06/01/2030 7     06/01/2012 1        10,842,872
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     United Nations Devel. Corp., Series A           5.250          07/01/2014       01/01/2008 1           534,835
-----------------------------------------------------------------------------------------------------------------------------------
      2,930,000     United Nations Devel. Corp., Series A           5.250          07/01/2018       01/01/2008 1         3,097,743
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000     United Nations Devel. Corp., Series A           5.250          07/01/2019       01/01/2008 1         4,229,000
-----------------------------------------------------------------------------------------------------------------------------------
      2,400,000     United Nations Devel. Corp., Series A           5.250          07/01/2020       01/01/2008 1         2,541,192
-----------------------------------------------------------------------------------------------------------------------------------
      2,450,000     United Nations Devel. Corp., Series A           5.250          07/01/2021       01/01/2008 1         2,590,655
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     United Nations Devel. Corp., Series A           5.250          07/01/2022       01/01/2008 1         2,126,560
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     United Nations Devel. Corp., Series A           5.250          07/01/2023       01/01/2008 1         2,124,640
-----------------------------------------------------------------------------------------------------------------------------------
      3,020,000     United Nations Devel. Corp., Series A           5.250          07/01/2024       01/01/2008 1         3,182,416
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     Upper Mohawk Valley Regional
                    Water Finance Authority                         5.125          10/01/2016       10/01/2007 1            16,224
-----------------------------------------------------------------------------------------------------------------------------------
        295,000     Utica GO                                        6.200          01/15/2014       01/15/2010 1           331,848
-----------------------------------------------------------------------------------------------------------------------------------
        320,000     Utica GO                                        6.250          01/15/2015       01/15/2010 1           358,605
-----------------------------------------------------------------------------------------------------------------------------------
        145,000     Utica IDA (Utica College Civic Facility)        5.300          08/01/2008       02/23/2007 2           147,580
-----------------------------------------------------------------------------------------------------------------------------------
      2,155,000     Utica IDA (Utica College Civic Facility)        6.375          12/01/2011       09/23/2008 2         2,217,086
-----------------------------------------------------------------------------------------------------------------------------------
      1,770,000     Utica IDA (Utica College Civic Facility)        6.875          12/01/2034       06/01/2009 1         1,884,395
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     Utica SCHC (Steinhorst Apartments)              6.500          04/15/2008       05/02/2006 4            62,063
-----------------------------------------------------------------------------------------------------------------------------------
        250,000     Utica Senior Citizens Hsg. (Multifamily)        5.550          12/01/2017       12/01/2005             266,325
-----------------------------------------------------------------------------------------------------------------------------------
        180,000     Valley Health Development Corp.                 6.750          05/20/2022       05/20/2010 1           209,641
-----------------------------------------------------------------------------------------------------------------------------------
        265,000     Westchester County IDA (Beth
                    Abraham Hospital)                               7.250          12/01/2009       09/02/2007 2           277,513
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     Westchester County IDA (Children's
                    Village)                                        5.100          03/15/2009       03/15/2009              51,814
-----------------------------------------------------------------------------------------------------------------------------------
      2,055,000     Westchester County IDA (Guiding
                    Eyes for the Blind)                             4.500          08/01/2012       04/21/2009 2         2,099,409
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     Westchester County IDA (JDAM)                   6.250          04/01/2005       04/01/2005              85,972
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     Westchester County IDA (JDAM)                   6.500          04/01/2009 7     04/01/2006 1            72,807
-----------------------------------------------------------------------------------------------------------------------------------
      1,130,000     Westchester County IDA (JDAM)                   6.750          04/01/2016 7     04/01/2006 1         1,180,613
-----------------------------------------------------------------------------------------------------------------------------------
      2,290,000     Westchester County IDA (Rippowam-
                    Cisqua School)                                  5.750          06/01/2029       06/01/2011 1         2,322,037
-----------------------------------------------------------------------------------------------------------------------------------
      3,980,000     Westchester County IDA
                    (Schnurmacher Center)                           6.000          11/01/2011       08/22/2008 2         4,105,131
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     Westchester County IDA (Westchester
                    Airport Association)                            5.850          08/01/2014       02/01/2005 1            35,606
-----------------------------------------------------------------------------------------------------------------------------------
        380,000     Westchester County IDA (Westchester
                    Airport Association)                            5.950          08/01/2024 7     02/01/2005 1           384,408
-----------------------------------------------------------------------------------------------------------------------------------
        145,000     Westchester County IDA (Westchester
                    Resco Company)                                  5.500          07/01/2009       07/01/2008 1           152,762
-----------------------------------------------------------------------------------------------------------------------------------
     18,000,000     Westchester County Tobacco Asset
                    Securitization Corp.                            0.000 13       07/15/2039 7     07/15/2018 1        13,836,240
-----------------------------------------------------------------------------------------------------------------------------------
     37,110,000     Westchester County Tobacco Asset
                    Securitization Corp.                            6.750          07/15/2029 7     07/15/2011 1        37,801,359
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     Western Nassau County Water Authority           5.500          05/01/2016       05/01/2006 1            10,731
-----------------------------------------------------------------------------------------------------------------------------------
        630,000     Western Nassau County Water Authority           5.650          05/01/2026       05/01/2006 1           670,528
-----------------------------------------------------------------------------------------------------------------------------------
        400,000     Yonkers IDA (Community Devel. Properties)       6.250          02/01/2016       02/01/2011 1           436,464
-----------------------------------------------------------------------------------------------------------------------------------
      3,140,000     Yonkers IDA (Community Devel. Properties)       6.625          02/01/2026 7     02/01/2011 1         3,377,761
-----------------------------------------------------------------------------------------------------------------------------------
        935,000     Yonkers IDA (Hudson Scenic Studio)              5.875          11/01/2007       05/28/2006 2           939,049
-----------------------------------------------------------------------------------------------------------------------------------
        220,000     Yonkers IDA (Michael Malotz Skilled
                    Nursing Pavilion)                               5.450          02/01/2029       02/01/2009 1           229,517
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Yonkers IDA (Michael Malotz Skilled
                    Nursing Pavilion)                               5.650          02/01/2039       02/01/2009 1            26,278
-----------------------------------------------------------------------------------------------------------------------------------
        125,000     Yonkers IDA (Philipsburgh Hall Associates)      6.750          11/01/2008       12/29/2006 2           124,441
-----------------------------------------------------------------------------------------------------------------------------------
      2,610,000     Yonkers IDA (St. John's Riverside Hospital)     6.800          07/01/2016       10/12/2011 4         2,690,336
-----------------------------------------------------------------------------------------------------------------------------------
        800,000     Yonkers IDA (St. Joseph's Hospital),
                    Series 98-B                                     5.900          03/01/2008       08/30/2006 2           775,792
                                                                                                                   ----------------
                                                                                                                     3,017,595,542

-----------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.6%
     21,560,000     NJ Tobacco Settlement Financing
                    Corp. (TASC)                                    5.750          06/01/2032       10/02/2011 2        19,921,440
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--13.2%
      5,000,000     Guam Airport Authority, Series C                5.375          10/01/2019       10/01/2013 1         5,395,400
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000     Guam Airport Authority, Series C                5.375          10/01/2020       10/01/2013 1         6,451,320
-----------------------------------------------------------------------------------------------------------------------------------
        625,000     Guam EDA (TASC)                                 5.000          05/15/2022       09/12/2006 4           627,800
-----------------------------------------------------------------------------------------------------------------------------------
      1,950,000     Guam EDA (TASC)                                 5.400          05/15/2031       08/06/2010 2         1,789,223
-----------------------------------------------------------------------------------------------------------------------------------
        215,000     Guam EDA (TASC)                                 5.500          05/15/2041       10/20/2015 2           186,814
-----------------------------------------------------------------------------------------------------------------------------------
      3,030,000     Guam GO, Series A                               5.900          09/01/2005       03/01/2005 1         3,039,757
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     Guam GO, Series A                               6.000          09/01/2006       03/01/2005 1         1,000,150
-----------------------------------------------------------------------------------------------------------------------------------
        580,000     Guam Power Authority, Series A                  5.250          10/01/2013       10/01/2005 1           582,442
-----------------------------------------------------------------------------------------------------------------------------------
        555,000     Guam Power Authority, Series A                  5.250          10/01/2023       04/01/2005 1           561,771
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     Northern Mariana Islands, Series A              6.000          06/01/2014 7     06/01/2010 1            91,979
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000     Northern Mariana Islands, Series A              6.000          06/01/2020 7     06/01/2010 1         3,200,340
-----------------------------------------------------------------------------------------------------------------------------------
        375,000     Puerto Rico Children's Trust Fund (TASC)        4.100          05/15/2013       05/15/2013             346,973
-----------------------------------------------------------------------------------------------------------------------------------
        200,000     Puerto Rico Children's Trust Fund (TASC)        4.250          05/15/2014       05/15/2014             183,960
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000     Puerto Rico Children's Trust Fund (TASC)        5.000          05/15/2008       05/15/2008           2,572,850
-----------------------------------------------------------------------------------------------------------------------------------
    186,525,000     Puerto Rico Children's Trust Fund (TASC)        5.375          05/15/2033       05/31/2013 2       171,252,333
-----------------------------------------------------------------------------------------------------------------------------------
         20,000     Puerto Rico Children's Trust Fund (TASC)        5.750          07/01/2020       01/30/2008 4            21,850
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000     Puerto Rico Commonwealth GO                     5.000          07/01/2018       07/01/2008 1         5,430,000
-----------------------------------------------------------------------------------------------------------------------------------
      2,310,000     Puerto Rico Commonwealth GO  10                 5.250          07/01/2023       07/01/2014 1         2,443,518
-----------------------------------------------------------------------------------------------------------------------------------
      1,925,000     Puerto Rico Commonwealth GO                     5.250          07/01/2027 7     07/01/2011 1         2,033,955
-----------------------------------------------------------------------------------------------------------------------------------
      2,740,000     Puerto Rico Commonwealth GO                     5.375          07/01/2028       07/01/2011 1         2,866,725
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     Puerto Rico Electric Power Authority,
                    Series EE                                       5.250          07/01/2014       07/01/2008 1            11,102
-----------------------------------------------------------------------------------------------------------------------------------
      1,940,000     Puerto Rico Electric Power Authority,
                    Series Z                                        5.250          07/01/2021 7     07/01/2005 1         1,975,521
-----------------------------------------------------------------------------------------------------------------------------------
         65,000     Puerto Rico Electric Power Authority,
                    Series Z                                        5.250          07/01/2021       07/01/2005 1            66,268
-----------------------------------------------------------------------------------------------------------------------------------
      1,425,000     Puerto Rico Electric Power Authority,
                    Series Z                                        5.500          07/01/2010       07/01/2005 1         1,490,051
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     Puerto Rico Electric Power Authority,
                    Series Z                                        5.500          07/01/2011       07/01/2005 1            52,388
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Puerto Rico GO                                  5.000          07/01/2019       07/01/2008 1           102,605
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     Puerto Rico HBFA                                5.850          10/01/2009       04/01/2005 1            56,644
-----------------------------------------------------------------------------------------------------------------------------------
        470,000     Puerto Rico HBFA                                6.100          10/01/2015       04/01/2005 1           483,169
-----------------------------------------------------------------------------------------------------------------------------------
        575,000     Puerto Rico HBFA                                6.250          04/01/2029 7     04/01/2005 1           591,756
-----------------------------------------------------------------------------------------------------------------------------------
         85,000     Puerto Rico HFC                                 5.100          12/01/2018       12/01/2010 1            88,532
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     Puerto Rico HFC                                 7.250          10/01/2004       10/01/2004              45,006
-----------------------------------------------------------------------------------------------------------------------------------
         70,000     Puerto Rico HFC                                 7.300          04/01/2006       04/01/2005 1            70,232
-----------------------------------------------------------------------------------------------------------------------------------
         60,000     Puerto Rico HFC                                 7.300          10/01/2006       04/01/2005 1            60,195
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Puerto Rico HFC                                 7.400          04/01/2007       04/01/2005 1            25,078
-----------------------------------------------------------------------------------------------------------------------------------
      1,865,000     Puerto Rico HFC                                 7.500          10/01/2015 7     04/01/2005 1         1,868,469
-----------------------------------------------------------------------------------------------------------------------------------
      3,820,000     Puerto Rico HFC                                 7.500          04/01/2022 7     04/01/2005 1         3,847,580
-----------------------------------------------------------------------------------------------------------------------------------
      7,000,000     Puerto Rico Highway & Transportation
                    Authority, Series E                             5.750          07/01/2024       07/01/2012 1         7,851,830
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     Puerto Rico Highway & Transportation
                     Authority, Series X                            5.000          07/01/2022       01/01/2005 1            40,370
-----------------------------------------------------------------------------------------------------------------------------------
        100,000     Puerto Rico Highway & Transportation
                    Authority, Series Y                             5.500          07/01/2018       07/01/2006 1           106,653
-----------------------------------------------------------------------------------------------------------------------------------
         15,000     Puerto Rico Highway & Transportation
                    Authority, Series Y                             5.500          07/01/2018       07/01/2006 1            16,041
-----------------------------------------------------------------------------------------------------------------------------------
        325,000     Puerto Rico IMEPCF (American
                    Home Products)                                  5.100          12/01/2018       12/01/2004 1           334,890
-----------------------------------------------------------------------------------------------------------------------------------
      6,540,000     Puerto Rico IMEPCF (PepsiCo)                    6.250          11/15/2013       11/15/2004 1         6,842,148
-----------------------------------------------------------------------------------------------------------------------------------
      7,175,000     Puerto Rico IMEPCF (PepsiCo)                    6.250          11/15/2013       11/15/2004 1         7,378,411
-----------------------------------------------------------------------------------------------------------------------------------
         10,000     Puerto Rico Infrastructure                      5.000          07/01/2016       01/01/2008 1            10,788
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000     Puerto Rico Infrastructure                      5.000          07/01/2021       01/01/2008 1         8,423,280
-----------------------------------------------------------------------------------------------------------------------------------
         35,000     Puerto Rico Infrastructure                      5.500          10/01/2040       10/01/2010 5            37,868
-----------------------------------------------------------------------------------------------------------------------------------
        635,000     Puerto Rico Infrastructure                      7.500          07/01/2009 7     01/01/2005 1           649,288
-----------------------------------------------------------------------------------------------------------------------------------
         55,000     Puerto Rico ITEMECF (Ana G.
                    Mendez University)                              5.375          02/01/2019       02/01/2011 1            57,052
-----------------------------------------------------------------------------------------------------------------------------------
     18,425,000     Puerto Rico ITEMECF (Congeneration
                    Facilities)                                     6.625          06/01/2026 7     06/01/2010 1        19,742,388
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000     Puerto Rico ITEMECF (Dr. Pila Hospital)         6.125          08/01/2025       08/01/2005 1         1,571,820
-----------------------------------------------------------------------------------------------------------------------------------
        500,000     Puerto Rico ITEMECF (Hospital
                    Auxilio Mutuo)                                  6.250          07/01/2016       01/01/2005 1           515,445
-----------------------------------------------------------------------------------------------------------------------------------
         75,000     Puerto Rico ITEMECF (Hospital de la
                    Concepcion)                                     6.125          11/15/2025       11/15/2010 1            85,310
-----------------------------------------------------------------------------------------------------------------------------------
        750,000     Puerto Rico ITEMECF (Hospital de la
                    Concepcion)                                     6.375          11/15/2015       11/15/2010 1           849,143
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000     Puerto Rico ITEMECF (Hospital de la
                    Concepcion)                                     6.500          11/15/2020       11/15/2010 1         2,327,560
-----------------------------------------------------------------------------------------------------------------------------------
        815,000     Puerto Rico ITEMECF (Mennonite
                    General Hospital)                               6.375          07/01/2006       01/04/2006 2           809,654
-----------------------------------------------------------------------------------------------------------------------------------
      1,860,000     Puerto Rico ITEMECF (Mennonite
                    General Hospital)                               6.500          07/01/2012       01/14/2010 2         1,836,434
-----------------------------------------------------------------------------------------------------------------------------------
      1,045,000     Puerto Rico ITEMECF (Ryder
                    Memorial Hospital)                              6.400%         05/01/2009       05/01/2005 1         1,051,855
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Puerto Rico ITEMECF (Teachers
                    Retirement)                                     5.500          07/01/2021       07/01/2006 1            26,752
-----------------------------------------------------------------------------------------------------------------------------------
      1,075,000     Puerto Rico Municipal Finance Agency
                    RITES 9                                         9.621 14       08/01/2013       02/01/2009           1,377,140
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     Puerto Rico Municipal Finance Agency,
                    Series A                                        5.500          07/01/2021       07/01/2007 1            54,134
-----------------------------------------------------------------------------------------------------------------------------------
        105,000     Puerto Rico Port Authority, Series C            7.300          07/01/2007 7     01/01/2005 1           107,229
-----------------------------------------------------------------------------------------------------------------------------------
        150,000     Puerto Rico Port Authority, Series D            6.000          07/01/2021 7     01/01/2005 1           152,025
-----------------------------------------------------------------------------------------------------------------------------------
        515,000     Puerto Rico Port Authority, Series D            7.000          07/01/2014 7     01/01/2005 1           527,103
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     Puerto Rico Public Buildings Authority,
                    Series B                                        5.250          07/01/2021       07/01/2007 1            27,509
-----------------------------------------------------------------------------------------------------------------------------------
      2,065,000     Puerto Rico Public Buildings Authority,
                    Series D                                        5.125          07/01/2024       07/01/2012 1         2,143,057
-----------------------------------------------------------------------------------------------------------------------------------
        745,000     Puerto Rico Public Finance Corp., Series E      5.500          08/01/2029       02/01/2012 1           844,860
-----------------------------------------------------------------------------------------------------------------------------------
        255,000     Puerto Rico Public Finance Corp., Series E      5.500          08/01/2029       02/01/2012 1           268,974
-----------------------------------------------------------------------------------------------------------------------------------
     35,700,000     Puerto Rico Public Finance Corp., Series E      5.700          08/01/2025       02/01/2010 1        40,533,780
-----------------------------------------------------------------------------------------------------------------------------------
     64,220,000     Puerto Rico Public Finance Corp., Series E      5.750          08/01/2030       02/01/2007 1        69,796,865
-----------------------------------------------------------------------------------------------------------------------------------
        205,000     Puerto Rico Urban Renewal & Hsg. Corp.          7.875          10/01/2004 7     10/01/2004             206,564
-----------------------------------------------------------------------------------------------------------------------------------
        215,000     University of Puerto Rico                       5.500          06/01/2012 7     12/01/2004 1           215,615
-----------------------------------------------------------------------------------------------------------------------------------
        105,000     University of Puerto Rico, Series M             5.250          06/01/2025       06/01/2007 1           108,151
-----------------------------------------------------------------------------------------------------------------------------------
         25,000     University of Puerto Rico, Series M             5.500          06/01/2015       06/01/2005 1            25,956
-----------------------------------------------------------------------------------------------------------------------------------
         50,000     University of Puerto Rico, Series O             5.375          06/01/2030       06/01/2005 1            51,337
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     V.I.Hsg. Finance Authority, Series A          6.500          03/01/2025 7     03/01/2005 1            46,073
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     V.I.Port Authority, Series A                  5.250          09/01/2018       09/01/2010 1         1,063,660
-----------------------------------------------------------------------------------------------------------------------------------
      2,650,000     V.I.Public Finance Authority (Hovensa)        5.875          07/01/2022       07/01/2014 1         2,796,042
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000     V.I.Public Finance Authority, Series A        5.500          10/01/2015       10/01/2010 1        10,481,100
-----------------------------------------------------------------------------------------------------------------------------------
         40,000     V.I.Public Finance Authority, Series A        5.500          10/01/2022       10/01/2008 1            43,331
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000     V.I.Public Finance Authority, Series A        5.625          10/01/2010       05/29/2008 2         1,073,710
-----------------------------------------------------------------------------------------------------------------------------------
         45,000     V.I.Public Finance Authority, Series A        5.625          10/01/2025       10/01/2010 1            46,735
-----------------------------------------------------------------------------------------------------------------------------------
     20,980,000     V.I.Public Finance Authority, Series A        6.125          10/01/2029 7     10/01/2010 1        22,544,479
-----------------------------------------------------------------------------------------------------------------------------------
      8,820,000     V.I.Public Finance Authority, Series A        6.375          10/01/2019 7     01/01/2010 1        10,027,987
-----------------------------------------------------------------------------------------------------------------------------------
     12,000,000     V.I.Public Finance Authority, Series A        6.500          10/01/2024 7     10/01/2010 1        13,722,960
-----------------------------------------------------------------------------------------------------------------------------------
        900,000     V.I.Tobacco Settlement Financing
                    Corp. (TASC)                                    0.000 13       05/15/2008       05/15/2008             767,844
-----------------------------------------------------------------------------------------------------------------------------------
      1,765,000     V.I.Tobacco Settlement Financing
                    Corp. (TASC)                                    5.000          05/15/2021       12/28/2009 2         1,611,145
-----------------------------------------------------------------------------------------------------------------------------------
      1,440,000     V.I.Tobacco Settlement Financing
                    Corp. (TASC)                                    5.000          05/15/2031       09/01/2015 2         1,245,355
-----------------------------------------------------------------------------------------------------------------------------------
      1,470,000     V.I.Water & Power Authority                   5.375          07/01/2010       07/01/2008 1         1,562,669
                                                                                                                   ----------------
                                                                                                                       464,952,125

Total Investments, at Value (Cost $3,455,597,286)                                                         99.8%      3,502,469,033
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                            0.2           6,831,276
                                                                                                      -----------------------------
Net Assets                                                                                               100.0%    $ 3,509,300,309
                                                                                                      =============================


Footnotes to Statement of Investments

*  Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.
2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
3. Date of mandatory put.
4. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
5. Date of prefunded call, or maturity date if escrowed to maturity.
6. Date of planned principal payment.
7. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
8. Represents a zero coupon bond.
9. Illiquid or restricted security. As of September 30, 2004 the Fund had restricted securities as follows:

                        ACQUISITION                       VALUATION AS OF          UNREALIZED
 SECURITY                     DATES           COST     SEPTEMBER 30, 2004        DEPRECIATION
----------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Herkimer County IDA (Burrows
 Paper)           10/08/93-12/16/98     $2,075,756             $2,011,276          $   64,480

 Orange County IDA (Kingston
 Manufacturing)             4/24/97        295,000                143,813             151,187

10. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
11. Issue is in default.
12. Non-income-accruing security.
13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
14. Represents the current interest rate for a variable rate bond known as an "inverse floater."
15. Represents the current interest rate for a variable or increasing rate security.



Summary of Ratings     September 30, 2004

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                             PERCENT
-------------------------------------------
AAA                                   22.0%
AA                                     16.8
A                                      19.6
BBB                                    37.1
BB                                      1.4
B                                       0.1
CCC                                     1.0
Not Rated                               2.0
                                     -------
TOTAL                                100.0%
                                     =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


To simplify the listings of securities, abbreviations are used per the table below:

ACDS                Association for Children with Down Syndrome
ACLD                Adults and Children with Learning and Developmental Disabilities
ALIA                Alliance of Long Island Agencies
ASMF                Amsterdam Sludge Management Facility
BID                 Business Improvement District
BOCES               Board of Cooperative Educational Services
CAB                 Capital Appreciation Bond
CCDRCA              Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP               Child Care Facilities Development Program
CFGA                Child and Family Guidance Association
CMA                 Community Mainstreaming Associates, Inc.
Con Ed              Consolidated Edison Company
COP                 Certificates of Participation
CRR                 Center for Rapid Recovery
CSD                 Central School District
DA                  Dormitory Authority
DIAMONDS            Direct Investment of Accrued Municipals
EDA                 Economic Development Authority
EFC                 Environmental Facilities Corp.
EHC                 Elderly Housing Corporation
ERDA                Energy Research and Development Authority
FHA                 Federal Housing Agency
FNHC                Ferncilff Nursing Home Company
FREE                Family Residences and Essential Enterprises
GO                  General Obligation
HBFA                Housing Bank and Finance Agency
HDC                 Housing Development Corp.
HELP                Homeless Economic Loan Program
HFA                 Housing Finance Agency/Authority
HFC                 Housing Finance Corp.
HJDOI               Hospital for Joint Diseases Orthopedic Institute
HKSB                Helen Keller Services for the Blind
IDA                 Industrial Development Agency
IGHL                Independent Group Home for Living
IMEPCF              Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF             Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM                Julia Dyckman Andrus Memorial
JFK                 John Fitzgerald Kennedy
KR                  Kateri Residence
L.I.                Long Island
LGAC                Local Government Assistance Corp.
LGSC                Local Government Services Corporation
LILCO               Long Island Lighting Corporation
MMWNHC              Mary Manning Walsh Nursing Home Company
MSH/NYU             Mount Sinai Hospital/New York University
MTA                 Metropolitan Transportation Authority
NY/NJ               New York/New Jersey
NYC                 New York City
NYS                 New York State
NYSEG               New York State Electric and Gas
NYU                 New York University
PACES               Potsdam Auxiliary and College Educational Service
Res Rec             Resource Recovery Facility
RIBS                Residual Interest Bonds
RIT                 Rochester Institute of  Technology
RITES               Residual Interest Tax Exempt Security
SCHC                Senior Citizen Housing Corporation
SCSB                Schuyler Community Services Board
SONYMA              State of New York Mortgage Agency
SUNY                State University of New York
SWMA                Solid Waste Management Authority
TASC                Tobacco Settlement Asset-Backed Bonds
TFA                 Transitional Finance Authority
TFABs               Tobacco Flexible Amortization Bonds
UDC                 Urban Development Corp.
V.I.                United States Virgin Islands
WORCA               Working Organization for Retarded Children and Adults
YMCA                Young Men's Christian Association





Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                     VALUE             PERCENT
------------------------------------------------------------------------
Tobacco Settlements                   $842,069,161                24.0%
Electric Utilities                     337,292,224                 9.6
Hospital/Health Care                   276,663,816                 7.9
Marine/Aviation Facilities             275,460,462                 7.9
Sales Tax Revenue                      208,842,463                 6.0
Special Assessment                     194,598,342                 5.6
General Obligation                     178,427,142                 5.1
Municipal Leases                       174,247,143                 5.0
Airlines                               171,930,257                 4.9
Multifamily Housing                    126,472,741                 3.6
Higher Education                       110,419,850                 3.2
Highways/Railways                      101,042,653                 2.9
Single Family Housing                   99,173,035                 2.8
Not-for-Profit Organization             88,423,213                 2.5
Resource Recovery                       69,205,618                 2.0
Water Utilities                         54,454,106                 1.6
Gas Utilities                           50,634,581                 1.5
Education                               43,955,865                 1.3
Manufacturing, Non-Durable Goods        24,543,790                 0.7
Adult Living Facilities                 21,745,816                 0.6
Manufacturing, Durable Goods            15,537,095                 0.4
Pollution Control                       12,121,529                 0.3
Sewer Utilities                         10,450,773                 0.3
Paper, Containers & Packaging            7,879,048                 0.2
Parking Fee Revenue                      4,519,987                 0.1
Special Tax                              1,599,973                  --
Hotels, Restaurants & Leisure              758,350                  --
                                  --------------------------------------
Total                               $3,502,469,033               100.0%
                                  ======================================


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities              $  3,455,597,286
                                            ================

Gross unrealized appreciation               $     74,066,302
Gross unrealized depreciation                    (27,194,555)
                                            ----------------
Net unrealized appreciation                 $     46,871,747
                                            ================

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)